Fidelity®

Investment Grade Bond

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond	11.51%	39.49%	111.39%
LB Aggregate Bond	12.38%	43.64%	112.33%
Intermediate Investment Grade Debt Funds Average	11.16%	37.77%	104.28%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 285 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Investment Grade Bond	11.51%	6.88%	7.77%
LB Aggregate Bond	12.38%	7.51%	7.82%
Intermediate Investment Grade Debt Funds Average	11.16%	6.61%	7.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $21,139 - a 111.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,233 - a 112.33% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended April 30,
	2001	2000	1999	1998	1997
Dividend returns	6.85%	6.09%	5.85%	6.55%	6.70%
Capital returns	4.66%	-5.38%	-0.27%	3.99%	-0.28%
Total returns	11.51%	0.71%	5.58%	10.54%	6.42%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.53¢	22.24¢	44.89¢
Annualized dividend rate	5.96%	6.25%	6.37%
30-day annualized yield	5.94%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.21 over the past one month, $7.18 over the past six months and $7.05 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and unique technical factors painted the backdrop for the 12-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 12.38% during this time frame. Treasuries led the way early on, benefiting from equity market volatility and expectations that a swelling government surplus could wipe out federal debt. The Lehman Brothers Treasury Index returned 10.91%. However, that performance lagged the Aggregate Bond index, which garnered most of its return from a dramatic late-period recovery in non-Treasury sectors, most notably corporate bonds. Overwhelming evidence of deteriorating economic growth during the second half of 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 13.04%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 12.94% and 12.72%, respectively.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the 12 months that ended April 30, 2001, the fund returned 11.51%, topping the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 11.16%. The Lehman Brothers Aggregate Bond Index returned 12.38% during the same period.

Q. What factors influenced performance during the 12-month period?

A. Declining interest rates provided a favorable backdrop for the fund, which generated the best performance by way of its positioning in corporate bonds. Timely trading was one of the keys for us, as we managed to capitalize on the dramatic ups and downs that marked the corporate market during the period. Corporate yield spreads came under considerable pressure during the fourth quarter of 2000 - hitting the widest levels in over a decade - due to deteriorating credit conditions, slumping stock prices and growing supply pressures. Sensing that the selling was overdone, I took the opportunity to pick up some good values, bringing the corporate weighting in the fund from a low of about 27% in October to a high of around 36% in the first quarter of 2001. In January, investors anticipated a V-shaped recovery in the economy - where it would snap back quickly and completely - as aggressive Federal Reserve Board action in the form of two half-point interest-rate cuts sparked one of the largest one-month tightening moves ever. We benefited from selling into this rally, particularly from within the telecommunications sector, which had suffered the most during the downturn in the fourth quarter of 2000. Then, in February, when telecom fell back out of favor due to further earnings weakness and negative ratings action, we bought back some beaten-up issues - mostly of the European variety - which have since stabilized. A surprise Fed easing of interest rates in April, the second intra-meeting rate cut of the period and fourth overall, re-ignited a broad-based liquidity rally in corporates.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. You mentioned there were other keys to your corporate bond strategy . . .

A. Diversification was invaluable to us during the period. Given the rapid deterioration of market fundamentals in response to a sharply decelerating economy, even the best credit analysis was unable to fully insulate portfolios from companies that experienced sudden, severe credit problems. An effective defense against negative event risk proved to be a highly diversified portfolio. Although we had a handful of bonds that performed poorly during the period, our positions were relatively small, and this helped limit our downside. This stance also helped us secure an edge over our Lipper peers, which generally took more credit hits than we did. Relative to the Lehman Brothers index, we benefited from avoiding much of the meltdown in the technology space, as well as from the California utility debacle. Reducing a long-standing overweighting in energy - an emphasis that had worked out well for us in recent years - also proved wise, as softening global demand spelled trouble for many of these issues. Tactical allocations to high-quality issuers within media and finance further aided relative performance. Of particular note was our stake in top-tier European bank issues, which recovered nicely late in the period from deeply depressed levels. In hindsight, I wish I had owned more retailers, which were among the period's best performers.

Q. How did some of your other moves play out for the fund?

A. The fund's positioning in Treasuries had a positive impact on performance. Even though we were underweighted relative to the index during the period, we managed to gain ground by way of good security selection. I also executed some fairly successful trading strategies that capitalized on dramatic changes in the shape of the Treasury yield curve. On the downside, the fund's mortgage holdings were a slight drag on performance. For much of the period, my strategy of focusing on discount mortgages paid off nicely for the fund. However, declining mortgage rates in 2001 led to increased prepayment risk, a big negative in a market where the average bond now trades at a premium, or above face value. Underweighting agencies also hampered fund returns; the sector responded to a better political climate surrounding issuers Fannie Mae and Freddie Mac, which recovered some of their dramatic spread widening from early in 2000.

Q. What's your outlook?

A. It's still a minefield out there among corporates and mortgages - in terms of credit events and prepayment risk - and the challenge going forward will be to avoid stepping on them. That said, I feel there's still good value in non-Treasury markets, especially in the corporate segment where bonds remain historically cheap. Given that investors are currently paid handsomely for taking on additional risk, I plan to maintain a modest overweighting in corporate bonds within a broadly diversified portfolio - focusing on the more defensive sectors and adding to the fund's positions while valuations appear attractive.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income

Fund number: 026

Trading symbol: FBNDX

Start date: August 6, 1971

Size: as of April 30, 2001, more than $2.9 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on the value of bonds in today's investment equation:

"Diversification, when done properly, includes some equities, some bonds and some cash. Many people think of diversification as simply equities plus cash. The problem with that approach is that when equities are going through a rough patch, the yield on cash tends to decline. If you have no bonds in the equation, you've got nothing that's appreciating when equities are correcting. The point of diversification is to shoot for an equation of equities plus bonds, which is an effective diversified portfolio due to their offsetting risks.

"Take the past six months, for example. During this period of time, the return on money market instruments was far less than that of most bonds and, of course, the return on most equities was negative. Here, the recipe of stocks and cash alone was wholly ineffective.

"Just because bonds have had a nice run during the past year doesn't mean that the streak is over. Even though I think the big returns in Treasuries are behind us, the asset class now represents an even smaller share - around 25% - of the overall investment-grade bond market. With a bulk of the market trading at decade-high spread levels, the odds of seeing reasonably attractive fixed-income returns from here remain quite good even if Treasury yields were to stay put."

Annual Report

Investment Changes

Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	51.7	58.0
Aa	4.3	2.1
A	10.0	10.7
Baa	16.0	17.4
Ba and Below	0.8	0.1
Not Rated	0.7	0.0

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of April 30, 2001
6 months ago
Years	7.8	9.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	4.8	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Corporate Bonds 31.9%		Corporate Bonds 27.1%
	U.S. Government and Government Agency Obligations 57.5%		U.S. Government and Government Agency Obligations 55.4%
	Asset-Backed Securities 2.4%		Asset-Backed Securities 2.9%
	CMOs and Other Mortgage Related Securities 2.7%		CMOs and Other Mortgage Related Securities 3.6%
	Other Investments 1.4%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 9.1%
* Foreign investments	7.9%	** Foreign investments	7.5%

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.9%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.6%
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	$ 4,700	$ 4,597
Media - 3.0%
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	10,750	10,658
Continental Cablevision, Inc. 8.3% 5/15/06	A3	3,190	3,450
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	11,800	10,272
News America Holdings, Inc. 8% 10/17/16	Baa3	1,000	1,015
News America, Inc.:
7.125% 4/8/28	Baa3	2,901	2,492
7.3% 4/30/28	Baa3	15,327	13,450
TCI Communications, Inc. 9.8% 2/1/12	A3	8,355	9,936
TCI Communications Financing III 9.65% 3/31/27	A3	4,500	4,930
Time Warner Entertainment Co. LP:
8.375% 7/15/33	Baa1	22,935	24,736
9.625% 5/1/02	Baa1	8,000	8,347
			89,286
Multiline Retail - 0.4%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	7,945	8,369
Kmart Corp. 9.375% 2/1/06	Baa3	4,700	4,794
			13,163
TOTAL CONSUMER DISCRETIONARY			107,046
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 0.2%
Delhaize America, Inc. 8.125% 4/15/11 (c)	Baa3	4,675	4,639
Food Products - 0.6%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	5,790	5,903
Kellogg Co.:
6.6% 4/1/11 (c)	Baa2	6,300	6,165
7.45% 4/1/31 (c)	Baa2	5,200	5,114
			17,182
Household Products - 0.2%
Fort James Corp.:
6.5% 9/15/02	Baa3	6,000	5,976
6.625% 9/15/04	Baa3	1,060	1,015
			6,991
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.8%
Philip Morris Companies, Inc. 7% 7/15/05	A2	$ 4,900	$ 5,036
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	20,070	20,149
			25,185
TOTAL CONSUMER STAPLES			53,997
ENERGY - 0.6%
Oil & Gas - 0.6%
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	8,000	8,448
Oryx Energy Co. 8.125% 10/15/05	Baa1	4,285	4,561
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	4,480	4,547
			17,556
FINANCIALS - 15.8%
Banks - 5.7%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	3,000	3,029
Banc One Corp. 7.25% 8/1/02	A1	2,000	2,053
Bank of America Corp.:
7.4% 1/15/11	Aa3	8,000	8,330
7.8% 2/15/10	Aa3	8,300	8,834
Bank of Montreal 6.1% 9/15/05	A1	4,000	4,032
Bank One Capital III 8.75% 9/1/30	Aa3	4,200	4,548
Bank One Corp. 7.875% 8/1/10	A1	8,700	9,278
BankBoston Corp. 6.625% 2/1/04	A3	4,000	4,094
Barclays Bank PLC:
8.55% 9/29/49 (b)(c)	Aa2	3,785	4,081
yankee 5.95% 7/15/01	A1	10,100	10,127
Capital One Bank 6.375% 2/15/03	Baa2	4,550	4,528
First Tennessee National Corp. 6.75% 11/15/05	A3	1,650	1,669
First Union Corp. 7.55% 8/18/05	A1	4,525	4,802
First Union National Bank, North Carolina 7.8% 8/18/10	A1	10,000	10,564
FleetBoston Financial Corp. 7.25% 9/15/05	A2	12,790	13,424
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	2,600	2,745
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	750	774
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	1,780	1,857
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Korea Development Bank:
6.625% 11/21/03	Baa2	$ 4,975	$ 4,956
7.125% 4/22/04	Baa2	3,070	3,078
7.375% 9/17/04	Baa2	3,985	4,015
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,800
6.875% 11/15/02	Baa2	8,300	8,463
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	4,000	4,050
National Westminster Bank PLC yankee 7.375% 10/1/09	Aa3	2,935	3,073
Providian National Bank 6.75% 3/15/02	Baa3	4,000	4,035
Summit Bancorp 8.625% 12/10/02	A3	5,500	5,788
Union Planters Corp.:
6.75% 11/1/05	Baa2	3,000	2,999
7.75% 3/1/11	Baa2	15,000	15,317
Union Planters National Bank 6.81% 8/20/01	A3	4,000	4,024
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	2,900	3,106
Zions Bancorp 8.625% 10/15/02	Baa1	5,000	5,225
			168,698
Diversified Financials - 8.2%
Amvescap PLC yankee 6.6% 5/15/05	A2	12,290	12,295
Associates Corp. of North America 6% 7/15/05	Aa3	9,500	9,571
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	17,330	17,643
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	3,200	3,366
Capital One Financial Corp. 7.125% 8/1/08	Baa3	5,490	4,966
CIT Group, Inc. 5.5% 2/15/04	A1	2,240	2,193
Citigroup, Inc. 7.25% 10/1/10	Aa3	9,900	10,275
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	1,250	1,264
ERP Operating LP:
6.55% 11/15/01	A3	1,900	1,915
7.1% 6/23/04	A3	4,000	4,106
Ford Motor Credit Co.:
6.875% 2/1/06	A2	16,700	17,018
7.375% 2/1/11	A2	2,350	2,406
7.875% 6/15/10	A2	6,550	6,958
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 8,700	$ 8,811
7.5% 7/15/05	A2	3,000	3,126
7.625% 6/15/04	A2	6,800	7,129
7.75% 1/19/10	A2	4,600	4,845
Household Finance Corp. 6.5% 1/24/06	A2	4,400	4,466
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	A1	5,300	5,956
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	8,850	9,328
Mellon Funding Corp. 7.5% 6/15/05	A1	2,150	2,287
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	8,700	8,773
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A1	4,330	4,385
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	6,400	6,670
7.875% 11/15/10	Baa2	7,485	7,907
Qwest Capital Funding, Inc.:
7.75% 8/15/06	Baa1	4,500	4,718
7.75% 2/15/31 (c)	Baa1	10,400	10,092
7.9% 8/15/10	Baa1	3,700	3,888
Sears Roebuck Acceptance Corp. 7% 2/1/11	A3	6,150	5,993
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	4,800	4,745
5.875% 5/1/04	Baa1	4,405	4,298
6.875% 11/15/28	Baa1	12,860	10,755
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,445	2,482
TXU Eastern Funding yankee:
6.15% 5/15/02	Baa1	10,400	10,435
6.75% 5/15/09	Baa1	3,980	3,726
U.S. West Capital Funding, Inc. 6.5% 11/15/18	Baa1	3,355	2,923
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	5,400	5,815
Unilever Capital Corp. 6.875% 11/1/05	A1	5,000	5,196
			242,725
Insurance - 0.2%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	7,500	7,587
Real Estate - 1.7%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	4,005	4,002
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	2,490	2,473
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	4,105
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP:
6.5% 1/15/04	Baa1	$ 7,290	$ 7,388
6.625% 2/15/05	Baa1	15,250	15,425
6.75% 2/15/08	Baa1	5,560	5,446
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	10,000	9,983
ProLogis Trust 6.7% 4/15/04	Baa1	1,715	1,710
			50,532
TOTAL FINANCIALS			469,542
INDUSTRIALS - 2.0%
Airlines - 0.2%
Continental Airlines, Inc. pass thru trust certificates Series 1999 2:
Class C1, 7.73% 9/15/12	Baa1	610	608
Class C2, 7.434% 3/15/06	Baa1	1,735	1,765
Delta Air Lines, Inc.:
7.57% 11/18/10	Aa2	1,645	1,733
7.92% 11/18/10	Aa3	1,600	1,684
			5,790
Machinery - 0.7%
Tyco International Group SA:
yankee 6.875% 1/15/29	Baa1	6,000	5,392
yankee 6.75% 2/15/11	Baa1	15,700	15,550
			20,942
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	10,000	10,136
CSX Corp. 7.95% 5/1/27	Baa2	4,000	4,068
Norfolk Southern Corp.:
7.05% 5/1/37	Baa1	9,930	10,053
7.25% 2/15/31	Baa1	9,800	9,210
			33,467
TOTAL INDUSTRIALS			60,199
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
Motorola, Inc. 6.75% 2/1/06	A2	10,050	9,487
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.6%
Comdisco, Inc.:
5.95% 4/30/02	Ba2	$ 6,000	$ 3,450
6.375% 11/30/01	Ba2	16,000	10,800
7.25% 9/1/02	Ba2	4,300	2,430
			16,680
TOTAL INFORMATION TECHNOLOGY			26,167
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.4%
AT&T Corp. 6.5% 3/15/29	A2	15,080	12,482
British Telecommunications PLC 7.625% 12/15/05	A2	16,000	16,610
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (c)	Baa1	3,300	3,556
8.125% 6/15/09 (c)	Baa1	11,000	11,868
France Telecom SA:
7.2% 3/1/06 (c)	A3	20,000	20,365
8.5% 3/1/31 (c)	A3	9,500	9,645
Koninklijke KPN NV 8.375% 10/1/30	Baa2	6,000	5,277
SBC Communications, Inc. 5.75% 5/2/06	Aa3	16,190	16,017
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,395	5,218
Telefonica Europe BV 8.25% 9/15/30	A2	1,880	1,951
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa3	8,700	8,776
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	9,159	9,073
7.7% 7/20/29	Baa1	8,833	8,510
			129,348
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (c)	Baa2	12,950	13,170
TOTAL TELECOMMUNICATION SERVICES			142,518
UTILITIES - 2.4%
Electric Utilities - 1.6%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	7,200	6,590
7.05% 12/11/07 (c)	Baa2	8,000	7,558
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A3	$ 8,000	$ 8,138
Florida Power & Light Co. 6.875% 12/1/05	Aa3	7,660	7,911
Illinois Power Co. 7.5% 6/15/09	Baa1	5,000	5,080
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (c)	A3	10,790	9,378
yankee 7.25% 12/15/06 (c)	A3	2,000	2,004
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,010	952
			47,611
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	1,535	1,510
KeySpan Corp.:
7.25% 11/15/05	A3	4,390	4,596
7.625% 11/15/10	A3	3,240	3,439
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	6,400	6,156
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	3,000	3,095
Sempra Energy 7.95% 3/1/10	A2	2,115	2,097
			20,893
Multi-Utilities - 0.1%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	5,000	5,003
TOTAL UTILITIES			73,507
TOTAL NONCONVERTIBLE BONDS (Cost $949,831)			950,532
U.S. Government and Government Agency Obligations - 14.7%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
6% 12/15/05	Aaa	8,975	9,137
6.25% 2/1/11	Aa2	4,355	4,344
6.625% 11/15/10	Aaa	6,820	7,105
7.125% 6/15/10	Aaa	7,810	8,417
7.25% 1/15/10	Aaa	20,750	22,510
7.25% 5/15/30	Aaa	10,820	11,787
Federal Home Loan Bank 5% 2/28/03	Aaa	12,140	12,212
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Financing Corp. - coupon STRIPS 0% 3/7/05	Aaa	$ 11,375	$ 9,218
Freddie Mac:
5.875% 3/21/11	Aa2	24,670	23,918
6.75% 3/15/31	Aaa	14,180	14,568
6.875% 1/15/05	Aaa	5,610	5,917
Student Loan Marketing Association 4.75% 4/23/04	-	25,000	24,862
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			153,995
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	38,450	39,633
6.25% 5/15/30	Aaa	43,500	45,852
11.25% 2/15/15	Aaa	71,290	108,684
12% 8/15/13	Aaa	33,400	46,645
14% 11/15/11	Aaa	4,615	6,570
U.S. Treasury Notes:
5.75% 11/15/05	Aaa	4,300	4,449
6.5% 2/15/10	Aaa	28,100	30,269
7% 7/15/06	Aaa	2,100	2,289
TOTAL U.S. TREASURY OBLIGATIONS			284,391
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $442,582)			438,386
U.S. Government Agency - Mortgage Securities - 42.8%

Fannie Mae - 33.7%
5.5% 2/1/11 to 5/1/14	Aaa	14,603	14,246
6% 1/1/13 to 2/1/29	Aaa	70,938	69,400
6% 4/1/31 (d)	Aaa	100,000	96,500
6.5% 1/1/25 to 2/1/30	Aaa	184,140	182,544
6.5% 6/1/31 (d)	Aaa	219,970	217,210
6.5% 6/1/31 (d)	Aaa	50,000	49,375
7% 7/1/22 to 2/1/31	Aaa	166,893	168,345
7% 4/1/31 (d)	Aaa	94,849	95,649
7.5% 6/1/25 to 2/1/31	Aaa	95,165	97,186
8% 3/1/24 to 4/1/30	Aaa	9,654	10,011
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
9.5% 1/1/17 to 2/1/25	Aaa	$ 1,986	$ 2,130
12.5% 7/1/11 to 7/1/15	Aaa	106	123
TOTAL FANNIE MAE			1,002,719
Freddie Mac - 0.2%
8.5% 9/1/22 to 9/1/27	Aaa	4,588	4,863
Government National Mortgage Association - 8.9%
6% 10/15/08 to 4/15/31	Aaa	47,606	46,385
6.5% 3/15/26 to 3/15/31 (e)	Aaa	132,535	131,486
7% 1/15/26 to 10/15/28	Aaa	366	371
7.5% 10/15/05 to 8/15/28	Aaa	17,598	18,064
8% 9/15/24 to 10/15/25	Aaa	590	612
8.5% 1/15/30 to 1/15/31 (e)	Aaa	64,999	67,762
9% 12/15/19 to 4/15/23	Aaa	35	37
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			264,717
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,273,518)			1,272,299
Asset-Backed Securities - 2.4%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	4,600	4,655
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	4,700	4,698
Discover Card Master Trust I 5.85% 11/16/04	A2	5,000	5,060
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	2,495	2,496
6.2% 12/15/02	Aaa	4,050	4,056
6.4% 12/15/02	Aaa	2,370	2,404
7.03% 11/15/03	Aaa	1,119	1,145
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	18,000	18,098
Key Auto Finance Trust:
6.3% 10/15/03	A2	256	257
6.65% 10/15/03	Baa3	176	177
Premier Auto Trust 5.59% 2/9/04	Aaa	16,000	16,160
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	$ 7,720	$ 8,029
7.5% 11/15/07	A2	3,950	4,132
TOTAL ASSET-BACKED SECURITIES (Cost $70,200)			71,367
Collateralized Mortgage Obligations - 0.3%

U.S. Government Agency - 0.3%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,787)	Aaa	10,122	10,090
Commercial Mortgage Securities - 2.4%

Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	6,753	6,768
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (c)(f)	Aa1	6,600	6,599
Class E, 6.1313% 1/10/13 (c)(f)	Baa1	12,080	12,078
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,700	3,932
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,740	5,711
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	10,000	10,525
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	3,400	3,536
Class C1, 7.52% 5/15/06 (c)	A2	3,500	3,631
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 12/1/15	Aaa	5,000	5,116
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (c)(f)	Baa3	5,000	4,697
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	9,000	9,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $70,686)			71,689
Foreign Government and Government Agency Obligations (g) - 1.0%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Ontario Province 6% 2/21/06	Aa3	$ 6,300	$ 6,423
Quebec Province:
yankee:
7.125% 2/9/24	A2	810	824
7.5% 7/15/23	A2	2,810	2,981
7% 1/30/07	A2	5,000	5,256
United Mexican States:
8.5% 2/1/06	Baa3	4,025	4,126
9.875% 2/1/10	Baa3	7,860	8,481
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $27,945)			28,091
Supranational Obligations - 0.4%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $11,925)	Aaa	12,000	12,386
Cash Equivalents - 18.7%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $556,792)	$ 556,864	556,792
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $3,413,266)		3,411,632
NET OTHER ASSETS - (14.6)%		(435,780)
NET ASSETS - 100%		$ 2,975,852
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $190,430,000 or 6.4% of net assets.

(d) Security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	66.0%	AAA, AA, A	62.4%
Baa	16.0%	BBB	14.5%
Ba	0.8%	BB	1.8%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.7%.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $3,413,968,000. Net unrealized depreciation aggregated $2,336,000, of which $31,468,000 related to appreciated investment securities and $33,804,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $22,070,000 all of which will expire on April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001
Assets
Investment in securities, at value (including securities loaned of $4,558 and repurchase agreements of $556,792) (cost $3,413,266) - See accompanying schedule		$ 3,411,632
Commitment to sell securities on a delayed delivery basis	$ (161,800)
Receivable for securities sold on a delayed delivery basis	162,395	595
Receivable for investments sold, regular delivery		88,455
Receivable for fund shares sold		9,519
Interest receivable		32,037
Total assets		3,542,238
Liabilities
Payable to custodian bank	1,431
Payable for investments purchased Regular delivery	90,241
Delayed delivery	462,313
Payable for fund shares redeemed	5,345
Distributions payable	686
Accrued management fee	1,053
Other payables and accrued expenses	668
Collateral on securities loaned, at value	4,649
Total liabilities		566,386
Net Assets		$ 2,975,852
Net Assets consist of:
Paid in capital		$ 2,999,411
Undistributed net investment income		948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,468)
Net unrealized appreciation (depreciation) on investments		(1,039)
Net Assets, for 414,368 shares outstanding		$ 2,975,852
Net Asset Value, offering price and redemption price per share ($2,975,852 ÷ 414,368 shares)		$7.18

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2001
Investment Income Interest		$ 168,307
Security lending		50
Total Income		168,357
Expenses
Management fee	$ 10,329
Transfer agent fees	4,465
Accounting and security lending fees	503
Non-interested trustees' compensation	9
Custodian fees and expenses	141
Registration fees	258
Audit	48
Legal	11
Miscellaneous	7
Total expenses before reductions	15,771
Expense reductions	(219)	15,552
Net investment income		152,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		25,095
Change in net unrealized appreciation (depreciation) on:
Investment securities	77,038
Delayed delivery commitments	595	77,633
Net gain (loss)		102,728
Net increase (decrease) in net assets resulting from operations		$ 255,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 152,805	$ 130,546
Net realized gain (loss)	25,095	(43,530)
Change in net unrealized appreciation (depreciation)	77,633	(76,412)
Net increase (decrease) in net assets resulting from operations	255,533	10,604
Distributions to shareholders From net investment income	(153,873)	(131,083)
Share transactions Net proceeds from sales of shares	1,472,158	923,981
Reinvestment of distributions	145,780	122,760
Cost of shares redeemed	(874,132)	(1,098,803)
Net increase (decrease) in net assets resulting from share transactions	743,806	(52,062)
Total increase (decrease) in net assets	845,466	(172,541)
Net Assets
Beginning of period	2,130,386	2,302,927
End of period (including undistributed net investment income of $948 and $626, respectively)	$ 2,975,852	$ 2,130,386
Other Information Shares
Sold	207,025	132,691
Issued in reinvestment of distributions	20,591	17,645
Redeemed	(123,738)	(157,384)
Net increase (decrease)	103,878	(7,048)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.860	$ 7.250	$ 7.300	$ 7.020	$ 7.040
Income from Investment Operations Net investment income B	.445	.433	.423	.441	.460
Net realized and unrealized gain (loss)	.324	(.388)	(.022)	.282	(.020)
Total from investment operations	.769	.045	.401	.723	.440
Less Distributions
From net investment income	(.449)	(.435)	(.410)	(.443)	(.460)
From net realized gain	-	-	(.041)	-	-
Total distributions	(.449)	(.435)	(.451)	(.443)	(.460)
Net asset value, end of period	$ 7.180	$ 6.860	$ 7.250	$ 7.300	$ 7.020
Total Return A	11.51%	0.71%	5.58%	10.54%	6.42%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,976	$ 2,130	$ 2,303	$ 1,909	$ 1,442
Ratio of expenses to average net assets	.65%	.70%	.71%	.72%	.76%
Ratio of expenses to average net assets after expense reductions	.64% C	.69% C	.70% C	.71% C	.75% C
Ratio of net investment income to average net assets	6.31%	6.21%	5.77%	6.12%	6.53%
Portfolio turnover rate	226%	115%	167%	207%	120%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,645,242,000 and $5,101,971,000, respectively, of which U.S. government and government agency obligations aggregated $4,500,432,000 and $4,264,427,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $38,998,000. The weighted average interest rate was 6.61%. Interest earned from the interfund lending program amounted to $64,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,000 and $204,000, respectively, under these arrangements.

8. Beneficial Interest.

At the end of the period, Fidelity Freedom 2010 Fund, managed by Strategic Advisers, Inc., an affiliate of FMR, was the record owner of approximately 14% of the total outstanding shares of the fund. In addition, the Fidelity Freedom Funds, in the aggregate, were record owners of approximately 29% of the outstanding shares of the fund.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 8, 2001

Annual Report

Distributions

A total of 15.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 16, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,706,738,995.33	92.152
Against	111,788,637.53	2.779
Abstain	203,887,886.98	5.069
TOTAL	4,022,415,519.84	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,623,237,560.14	90.076
Against	191,160,182.04	4.753
Abstain	208,017,777.66	5.171
TOTAL	4,022,415,519.84	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	3,902,875,632.86	97.028
Withheld	119,539,886.98	2.972
TOTAL	4,022,415,519.84	100.000
Ralph F. Cox
Affirmative	3,898,967,000.15	96.931
Withheld	123,448,519.69	3.069
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	3,898,566,273.64	96.921
Withheld	123,849,246.20	3.079
TOTAL	4,022,415,519.84	100.000
Robert M. Gates
Affirmative	3,901,704,510.77	96.999
Withheld	120,711,009.07	3.001
TOTAL	4,022,415,519.84	100.000
Abigail P. Johnson
Affirmative	3,892,757,203.64	96.777
Withheld	129,658,316.20	3.223
TOTAL	4,022,415,519.84	100.000
Edward C. Johnson 3d
Affirmative	3,897,632,468.44	96.898
Withheld	124,783,051.40	3.102
TOTAL	4,022,415,519.84	100.000
Donald J. Kirk
Affirmative	3,900,784,513.76	96.976
Withheld	121,631,006.08	3.024
TOTAL	4,022,415,519.84	100.000
Marie L. Knowles
Affirmative	3,905,969,168.92	97.105
Withheld	116,446,350.92	2.895
TOTAL	4,022,415,519.84	100.000
Ned C. Lautenbach
Affirmative	3,905,440,487.83	97.092
Withheld	116,975,032.01	2.908
TOTAL	4,022,415,519.84	100.000
Peter S. Lynch
Affirmative	3,907,348,014.23	97.139
Withheld	115,067,505.61	2.861
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	3,902,968,157.04	97.030
Withheld	119,447,362.80	2.970
TOTAL	4,022,415,519.84	100.000
William O. McCoy
Affirmative	3,903,532,613.92	97.044
Withheld	118,882,905.92	2.956
TOTAL	4,022,415,519.84	100.000
Robert C. Pozen
Affirmative	3,904,591,456.71	97.071
Withheld	117,824,063.13	2.929
TOTAL	4,022,415,519.84	100.000
William S. Stavropoulos
Affirmative	3,899,263,159.43	96.938
Withheld	123,152,360.41	3.062
TOTAL	4,022,415,519.84	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,280,960,555.16	87.727
Against	77,111,675.19	5.281
Abstain	102,098,431.10	6.992
TOTAL	1,460,170,661.45	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,270,507,436.52	87.011
Against	87,624,668.58	6.001
Abstain	102,038,556.35	6.988
TOTAL	1,460,170,661.45	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Kevin E. Grant, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IGB-ANN-0601 134798
1.703610.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Government Income

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan ® Government Income	11.66%	40.94%	99.48%
LB Government Bond	11.49%	43.11%	110.53%
General US Government Funds Average	10.77%	36.60%	94.34%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 169 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan Government Income	11.66%	7.10%	7.15%
LB Government Bond	11.49%	7.43%	7.73%
General US Government Funds Average	10.77%	6.43%	6.85%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Government Income Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $19,948 - a 99.48% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,053 - a 110.53% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended April 30,
	2001	2000	1999	1998	1997
Dividend returns	6.83%	6.22%	5.94%	6.55%	6.76%
Capital returns	4.83%	-4.97%	0.10%	4.08%	-0.50%
Total returns	11.66%	1.25%	6.04%	10.63%	6.26%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.24¢	32.85¢	65.11¢
Annualized dividend rate	6.08%	6.33%	6.35%
30-day annualized yield	5.51%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.49 over the past one month, $10.46 over the past six months and $10.26 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 5.42%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and unique technical factors painted the backdrop for the 12-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 12.38% during this time frame. Treasuries led the way early on, benefiting from equity market volatility and expectations that a swelling government surplus could wipe out federal debt. The Lehman Brothers Treasury Index returned 10.91%. However, that performance lagged the Aggregate Bond index, which garnered most of its return from a dramatic late-period recovery in non-Treasury sectors, most notably corporate bonds. Overwhelming evidence of deteriorating economic growth during the second half of 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 13.04%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 12.94% and 12.72%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Spartan Government Income Fund

Q. How did the fund perform, Tom?

A. The fund outpaced its peers and its benchmark during the 12-month period that ended April 30, 2001. In that time, the fund returned 11.66%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 10.77% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 11.49% for the 12-month period.

Q. What helped the fund beat its peers and the Lehman Brothers index during the past year?

A. The fund's larger-than-average weighting in agency securities relative to its peers and the index benefited performance because agencies generally outpaced Treasury and mortgage securities during the past year. Battles with too much supply and the threat that Congress might cut off the lines of credit that give some agencies - particularly mortgage securities issuers Fannie Mae and Freddie Mac - implicit government backing caused agency securities to cheapen just prior to the start of the period. Throughout the past year, however, heavy supply was easily absorbed by strong demand, while concerns over potentially damaging legislation faded.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What other factors helped the fund's performance?

A. Falling interest rates, of course, provided an overall lift to the fund's performance. U.S. economic growth slowed dramatically in the final two calendar quarters of 2000, prompting the Federal Reserve Board to aggressively slash interest rates early in 2001 to attempt to avoid a recession. The fund also was helped by its relatively light exposure to longer-term Treasury securities. Anticipation that rate cuts would eventually stimulate the economy and put upward pressure on inflation caused long-term Treasury yields to drift higher recently. Furthermore, long-term bonds were hamstrung by concerns that potential tax cuts would dampen the government's Treasury buyback program, which had propelled them to outpace their shorter-term counterparts throughout much of the past year.

Q. Were there any disappointments during the year?

A. The fund's stake in mortgage securities had a mixed effect on performance. For much of the first half of the period, mortgage securities outpaced Treasury and agency securities because the threat of mortgage prepayment was quite low. Prepayment occurs when homeowners refinance their mortgages, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. However, mortgage prepayments came in at much faster-than-expected levels as interest rates fell. As a result, the fund's mortgage holdings posted disappointing results and detracted from performance in the second half of the period.

Q. Why did you add to the fund's mortgage holdings recently?

A. My decision to increase the fund's exposure to mortgage securities - which made up about 34% of the fund's investments at the end of April 2001 - was a valuation call. I felt that their prices and yields were attractive relative to agency and Treasury securities. At various points, for example, I was able to buy mortgage securities that yielded as much as 0.50 percentage points - or 50 basis points - more than similar agency securities. I also liked them because, by my estimation, much of the risk of prepayment already had been priced into the market and refinancing activity appeared to be at or near a peak. The market apparently agreed with that assessment because mortgage securities had a strong month in April.

Q. What's your outlook?

A. The debate over the economy's strength and the direction of interest rates likely will continue for some months to come. However, many observers are speculating that we may be at the bottom in terms of interest rates and that strong economic growth later this year or earlier next year will mean the end of the current string of interest-rate cuts. If the Fed doesn't cut rates, more of bonds' total return should be generated by the income they produce, rather than by price appreciation. That's why I plan to keep the bulk of the fund invested in agency and mortgage securities, both of which offer attractive margins of income over Treasury securities.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Fund number: 453

Trading symbol: SPGVX

Start date: December 20, 1988

Size: as of April 30, 2001, more than $785 million

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on the government's buyback of Treasury securities:

"Rising U.S. government surpluses and measures to reduce the nation's debt have resulted in an uncertain future for the 30-year Treasury bond. Recent comments by U.S. Treasury Secretary Paul O'Neill only fueled speculation that the first-quarter 2001 auction of 30-year Treasury bonds - already much reduced from previous levels - might be the last. Secretary O'Neill essentially questioned ´how sensible it is' to keep selling bonds if ´all debt is going to be reabsorbed in five years.' But to paraphrase Mark Twain, reports of the death of the 30-year bond may be greatly exaggerated. A slowing economy may mute tax receipts, which would, in turn, shrink the surplus. Furthermore, President Bush's plan for tax cuts, if enacted, also might diminish tax receipts, thereby keeping the need for debt funding relatively high. On the other hand, growing Social Security surpluses, which can be used to pay down the government's debt, may support the notion that the supply of Treasuries will continue to taper off. As the fund's portfolio manager, I carefully monitor these and other developments that affect both the Treasury market and other segments of the bond market."

Annual Report

Investment Changes

Coupon Distribution as of April 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
5 - 5.99%	11.9	10.4
6 - 6.99%	39.5	45.6
7 - 7.99%	23.1	15.5
8 - 8.99%	12.9	19.2
9 - 9.99%	3.3	4.0
10 - 10.99%	0.2	0.2
11 - 11.99%	0.4	0.1
12 - 12.99%	0.2	0.1
13 - 13.99%	0.0	0.0
14 - 14.99%	5.4	1.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2001
6 months ago
Years	9.5	9.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	5.5	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Mortgage Securities 27.3%	Mortgage Securities 18.3%
CMOs and Other Mortgage Related Securities 6.9%	CMOs and Other Mortgage Related Securities 6.3%
U.S. Treasury Obligations 26.2%	U.S. Treasury Obligations 30.1%
U.S. Government Agency Obligations 38.2%	U.S. Government Agency Obligations 41.4%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 3.9%

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 38.2%
Fannie Mae:
6.25% 2/1/11	$ 2,400,000	$ 2,394,000
6.5% 8/15/04	5,000,000	5,213,300
6.625% 10/15/07	7,250,000	7,616,995
6.625% 11/15/10	1,500,000	1,562,580
7.25% 1/15/10	10,000,000	10,848,400
7.25% 5/15/30	8,390,000	9,140,150
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	1,860,000	2,098,024
9.375% 7/21/03	12,630,000	13,845,638
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,506,892
Federal Home Loan Bank:
5.125% 3/6/06	20,000,000	19,728,200
6.375% 11/14/03	4,730,000	4,892,570
6.875% 8/15/03	1,165,000	1,215,235
Freddie Mac:
5.5% 2/12/04	25,500,000	25,643,310
5.875% 3/21/11	16,655,000	16,147,522
6.75% 3/15/31	9,035,000	9,282,017
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	5,068,812	5,488,104
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	3,042,029	3,078,928
Class 2-E, 9.4% 5/15/02	176,573	179,772
Class 3-T, 9.625% 5/15/02	1,471,161	1,492,537
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	93,956	94,109
Series 1993-D, 5.23% 5/15/05	1,450,424	1,454,144
Series 1994-A, 7.12% 4/15/06	6,948,538	7,287,626
Series 1995-A, 6.28% 6/15/04	5,801,765	5,902,687
Series 1996-A, 6.55% 6/15/04	3,077,906	3,144,152
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	27,958,333	29,451,308
Series 1994-B, 7.5% 1/26/06	170,997	180,426
Series 1997-A, 6.104% 7/15/03	2,333,333	2,363,433
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	$ 160,000	$ 162,682
Knoxville Tennessee U.S. Government Guaranteed Notes Series 1990-A, 9.2% 8/1/02	1,000,000	1,052,100
Overseas Private Investment Corp. 6.99% 5/21/16	5,600,000	5,840,820
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	7,381,125	7,486,011
Series 1996-A1, 6.726% 9/15/10	1,652,174	1,737,806
6.77% 11/15/13	3,236,538	3,374,091
Private Export Funding Corp.:
secured:
5.31% 11/15/03 (a)	515,000	519,094
5.65% 3/15/03	320,857	322,824
5.8% 2/1/04	4,095,000	4,144,509
6.62% 10/1/05	2,220,000	2,307,446
6.86% 4/30/04	7,537,600	7,758,542
5.34% 3/15/06	6,300,000	6,237,895
5.53% 4/30/06	5,100,000	5,120,043
6.07% 4/30/11	2,500,000	2,501,856
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.7% 2/15/03	5,000,000	5,057,400
6.6% 2/15/08	22,250,000	23,310,880
6.625% 8/15/03	18,200,000	18,823,350
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,127,060
5.96% 8/1/09	6,650,000	6,460,542
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	507,500	547,288
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		300,144,298
U.S. Treasury Obligations - 26.2%
U.S. Treasury Bonds:
6.125% 11/15/27	23,875,000	24,516,521
6.125% 8/15/29	49,330,000	50,848,377
6.625% 2/15/27	27,265,000	29,791,375
8% 11/15/21	3,440,000	4,283,866
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8.875% 8/15/17	$ 37,341,000	$ 49,196,768
11.25% 2/15/15	1,600,000	2,439,248
12.75% 11/15/10 (callable)	1,000,000	1,310,940
14% 11/15/11	30,500,000	43,419,495
TOTAL U.S. TREASURY OBLIGATIONS		205,806,590
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $506,754,853)		505,950,888
U.S. Government Agency - Mortgage Securities - 27.3%

Fannie Mae - 14.5%
6% 1/1/29	4,337,892	4,200,294
6.5% 2/1/10 to 2/1/30	21,419,970	21,223,025
6.5% 6/1/31 (b)	1,130,000	1,115,875
7% 11/1/06 to 9/1/29	17,494,429	17,667,674
7% 5/1/31 (b)	485,000	489,092
7.5% 2/1/28 to 1/1/31	64,417,295	65,725,777
8.25% 12/1/01	1,864,966	1,868,049
9.5% 11/1/06 to 11/15/09	1,005,482	1,072,202
11% 8/1/10	223,718	249,215
11.25% 5/1/14	70,399	79,903
11.5% 6/1/19	345,843	389,633
12.5% 3/1/16	35,894	41,828
13% 9/1/13	23,947	28,048
13.5% 5/1/11 to 1/1/15	62,129	70,120
		114,220,735
Freddie Mac - 4.4%
6% 2/1/29 to 5/1/29	11,633,756	11,250,078
6.775% 11/15/03	4,951,022	5,090,850
7% 5/1/31 (b)	10,520,000	10,618,625
7.5% 6/1/07	158,021	163,033
8.5% 7/1/22 to 9/1/29	2,329,740	2,475,975
9% 8/1/08 to 4/1/20	513,321	542,883
9.5% 6/1/09 to 8/1/21	2,808,007	2,984,738
10% 7/1/09 to 8/1/21	796,712	866,377
12% 9/1/03 to 12/1/15	48,349	54,165
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.25% 3/1/11 to 9/1/13	$ 84,679	$ 93,475
12.5% 2/1/14 to 6/1/19	256,606	294,104
13% 8/1/10 to 6/1/15	101,976	119,071
13.5% 10/1/11	975	1,143
		34,554,517
Government National Mortgage Association - 8.4%
6.5% 5/15/02 to 7/15/29	4,833,046	4,800,953
6.5% 5/1/31 (b)	11,284,000	11,199,370
7% 4/15/29 to 9/15/29 (c)	1,941,176	1,961,189
7.5% 8/15/06 to 2/15/31	11,906,090	12,206,152
8% 12/15/23	3,939,257	4,102,972
8.5% 10/15/28 to 2/15/31	30,058,654	31,341,104
10.5% 4/15/14 to 1/15/18	414,574	456,852
13.5% 7/15/11	31,572	36,544
		66,105,136
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $212,903,445)		214,880,388
Collateralized Mortgage Obligations - 6.8%

U.S. Government Agency - 6.8%
Fannie Mae REMIC planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	2,043,353	2,121,894
Series 1993-160 Class PK, 6.5% 11/25/22	16,800,000	17,198,160
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,140,561
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,748,909	1,850,555
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,175,612
sequential pay Series 1974 Class Z, 7% 8/15/20	5,404,610	5,331,972
Series 2211 Class YL, 7% 1/15/30	3,255,424	3,326,620
Government National Mortgage Association sequential pay Series 2000-12 Class B, 7.5% 12/16/28	9,150,000	9,378,750
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,832,590)		53,524,124
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value (Note 1)
Fannie Mae sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10 ACES (Cost $842,334)	$ 834,977	$ 837,848
Cash Equivalents - 3.2%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $24,862,000)	$ 24,865,214	24,862,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $797,195,222)		800,055,248
NET OTHER ASSETS - (1.8)%		(14,301,969)
NET ASSETS - 100%		$ 785,753,279
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $519,094 or 0.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $797,537,109. Net unrealized appreciation aggregated $2,518,139, of which $10,740,144 related to appreciated investment securities and $8,222,005 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $22,610,000 of which $2,265,000, $1,392,000, $2,162,000, $15,749,000 and $1,042,000 will expire on April 30, 2003, 2004, 2005, 2008 and 2009, respectively.

A total of 29.76% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $24,862,000) (cost $797,195,222) - See accompanying schedule		$ 800,055,248
Commitment to sell securities on a delayed delivery basis	$ (1,921,375)
Receivable for securities sold on a delayed delivery basis	1,921,375	0
Receivable for investments sold, regular delivery		10,776,439
Cash		11,694
Receivable for fund shares sold		1,027,986
Interest receivable		10,737,371
Total assets		822,608,738
Liabilities
Payable for investments purchased Regular delivery	8,292,477
Delayed delivery	23,524,253
Payable for fund shares redeemed	4,359,910
Distributions payable	335,914
Accrued management fee	334,775
Other payables and accrued expenses	8,130
Total liabilities		36,855,459
Net Assets		$ 785,753,279
Net Assets consist of:
Paid in capital		$ 806,276,897
Undistributed net investment income		326,052
Accumulated undistributed net realized gain (loss) on investments		(23,709,696)
Net unrealized appreciation (depreciation) on investments		2,860,026
Net Assets, for 75,406,369 shares outstanding		$ 785,753,279
Net Asset Value, offering price and redemption price per share ($785,753,279 ÷ 75,406,369 shares)		$10.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2001
Investment Income Interest		$ 46,048,528
Security lending		21,199
Total income		46,069,727
Expenses
Management fee	$ 4,110,867
Non-interested trustees' compensation	2,851
Total expenses before reductions	4,113,718
Expense reductions	(733,255)	3,380,463
Net investment income		42,689,264
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,976,281
Change in net unrealized appreciation (depreciation) on investment securities		22,541,964
Net gain (loss)		29,518,245
Net increase (decrease) in net assets resulting from operations		$ 72,207,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 42,689,264	$ 33,481,133
Net realized gain (loss)	6,976,281	(19,821,577)
Change in net unrealized appreciation (depreciation)	22,541,964	(12,045,459)
Net increase (decrease) in net assets resulting from operations	72,207,509	1,614,097
Distributions to shareholders from net investment income	(43,476,626)	(33,886,147)
Share transactions Net proceeds from sales of shares	369,497,099	361,028,152
Reinvestment of distributions	39,463,330	29,554,678
Cost of shares redeemed	(268,588,171)	(485,432,497)
Net increase (decrease) in net assets resulting from share transactions	140,372,258	(94,849,667)
Total increase (decrease) in net assets	169,103,141	(127,121,717)
Net Assets
Beginning of period	616,650,138	743,771,855
End of period (including undistributed net investment income of $326,052 and $686,660, respectively)	$ 785,753,279	$ 616,650,138
Other Information Shares
Sold	35,539,828	35,992,227
Issued in reinvestment of distributions	3,831,810	2,940,052
Redeemed	(25,974,921)	(48,046,625)
Net increase (decrease)	13,396,717	(9,114,346)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.460	$ 10.450	$ 10.040	$ 10.090
Income from Investment Operations Net investment income C	.639	.628	.629	.647	.672
Net realized and unrealized gain (loss)	.492	(.509)	(.003)	.396	(.057)
Total from investment operations	1.131	.119	.626	1.043	.615
Less Distributions
From net investment income	(.651)	(.639)	(.616)	(.633)	(.665)
Net asset value, end of period	$ 10.420	$ 9.940	$ 10.460	$ 10.450	$ 10.040
Total Return A, B	11.66%	1.25%	6.04%	10.63%	6.26%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 785,753	$ 616,650	$ 743,772	$ 322,504	$ 257,784
Ratio of expenses to average net assets D	.50%	.50%	.51%	.60%	.60%
Ratio of expenses to average net assets after expense reductions	.49% E	.50%	.51%	.60%	.60%
Ratio of net investment income to average net assets	6.23%	6.23%	5.94%	6.27%	6.65%
Portfolio turnover rate	182%	118%	218%	173%	135%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the former account closeout fee.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,333,781,739 and $1,189,643,002 respectively, of which U.S. government and government agency obligations aggregated $1,298,007,220 and $1,175,112,321, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $683,060.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $50,195 under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Spartan Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Government Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Government Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 8, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 16, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,706,738,995.33	92.152
Against	111,788,637.53	2.779
Abstain	203,887,886.98	5.069
TOTAL	4,022,415,519.84	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,623,237,560.14	90.076
Withheld	191,160,182.04	4.753
Abstain	208,017,777.66	5.171
TOTAL	4,022,415,519.84	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	3,902,875,632.86	97.028
Withheld	119,539,886.98	2.972
TOTAL	4,022,415,519.84	100.000
Ralph F. Cox
Affirmative	3,898,967,000.15	96.931
Withheld	123,448,519.69	3.069
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	3,898,566,273.64	96.921
Withheld	123,849,246.20	3.079
TOTAL	4,022,415,519.84	100.000
Robert M. Gates
Affirmative	3,901,704,510.77	96.999
Withheld	120,711,009.07	3.001
TOTAL	4,022,415,519.84	100.000
Abigail P. Johnson
Affirmative	3,892,757,203.64	96.777
Withheld	129,658,316.20	3.223
TOTAL	4,022,415,519.84	100.000
Edward C. Johnson 3d
Affirmative	3,897,632,468.44	96.898
Withheld	124,783,051.40	3.102
TOTAL	4,022,415,519.84	100.000
Donald J. Kirk
Affirmative	3,900,784,513.76	96.976
Withheld	121,631,006.08	3.024
TOTAL	4,022,415,519.84	100.000
Marie L. Knowles
Affirmative	3,905,969,168.92	97.105
Withheld	116,446,350.92	2.895
TOTAL	4,022,415,519.84	100.000
Ned C. Lautenbach
Affirmative	3,905,440,487.83	97.092
Withheld	116,975,032.01	2.908
TOTAL	4,022,415,519.84	100.000
Peter S. Lynch
Affirmative	3,907,348,014.23	97.139
Withheld	115,067,505.61	2.861
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	3,902,968,157.04	97.030
Withheld	119,447,362.80	2.970
TOTAL	4,022,415,519.84	100.000
William O. McCoy
Affirmative	3,903,532,613.92	97.044
Withheld	118,882,905.92	2.956
TOTAL	4,022,415,519.84	100.000
Robert C. Pozen
Affirmative	3,904,591,456.71	97.071
Withheld	117,824,063.13	2.929
TOTAL	4,022,415,519.84	100.000
William S. Stavropoulos
Affirmative	3,899,263,159.43	96.938
Withheld	123,152,360.41	3.062
TOTAL	4,022,415,519.84	100.000
PROPOSAL 4
To approve an amended management contract for the fund that would decrease the management fee.
	# of Votes Cast	% of Votes Cast
Affirmative	382,221,058.59	96.570
Against	5,076,417.06	1.283
Abstain	8,499,190.50	2.147
TOTAL	395,796,666.15	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	360,850,467.46	91.171
Against	19,670,513.74	4.970
Abstain	15,275,684.95	3.859
TOTAL	395,796,666.15	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	363,939,332.35	91.951
Against	18.702.033.35	4.725
Abstain	13,155,300.45	3.324
TOTAL	395,796,666.15	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPG-ANN-0601 136080
1.703561.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

High Income

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income	-10.77%	22.53%	170.17%
ML High Yield Master II	0.65%	29.48%	148.69%
High Current Yield Funds Average	-3.90%	18.95%	124.40%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 369 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-10.77%	4.15%	10.45%
ML High Yield Master II	0.65%	5.30%	9.54%
High Current Yield Funds Average	-3.90%	3.38%	8.34%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $27,017 - a 170.17% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $24,869 - a 148.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended April 30,
	2001	2000	1999	1998	1997
Dividend returns	7.52%	8.98%	8.83%	9.64%	8.76%
Capital returns	-18.29%	-13.46%	-1.92%	11.98%	1.81%
Total returns	-10.77%	-4.48%	6.91%	21.62%	10.57%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.82¢	44.29¢	89.74¢
Annualized dividend rate	8.98%	9.17%	8.70%
30-day annualized yield	11.43%	-	-

Dividends per share show the income paid by the fund for a set period, and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.24 over the past one month, $9.74 over the past six months and $10.31 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

A tumultuous year for high-yield bonds ended on a slightly sour note, due largely to protracted concerns about fundamentals in the telecommunications sector, which accounts for about 17% of net assets in the high-yield market. Still, the asset class managed a positive return for the 12-month period ending April 30, 2001. In that time, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - gained a modest 0.65%. In comparison, U.S. taxable bonds, as measured by the Lehman Brothers Aggregate Bond Index, returned 12.38% during the past 12 months. High-yield bonds struggled early in the period - and again later in the year - as weak equity markets and a flurry of corporate earnings disappointments led to increased default rates. In between, junk bonds were boosted by two Federal Reserve Board interest-rate cuts in January 2001 - one a surprise 0.50% reduction early in the month, the other a half-percentage point cut at its regularly scheduled meeting late in the month. While some of that momentum carried over into February, optimism about a rally faded in March on investor concerns about the health of the economy. Another rate cut in April - the Fed's fourth of 2001 - and a broad equity market recovery did little to jump-start high-yield bond performance, but did stimulate expectations for better months ahead.

(Portfolio Manager photograph)
An interview with Frederick Hoff, Portfolio Manager of Fidelity High Income Fund

Q. How did the fund perform, Fred?

A. It was a difficult year for the high-yield market overall and for the fund in particular. For the 12-month period that ended April 30, 2001, the fund had a total return of -10.77%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -3.90% for the same 12-month period, according to Lipper Inc. The overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 0.65%.

Q. What caused the fund to lag its peers and its index during the past 12 months?

A. The fund had a much larger position in telecommunications holdings, which performed quite poorly and accounted for the bulk of our underperformance during the period. As it did with most new economy companies, Wall Street soured on telecom investments, causing them to be caught in a severe capital crunch. That meant the companies were unable to raise the funds they needed to continue building out their networks. Within the telecom sector, the fund's biggest detractor was Winstar, a competitive local exchange carrier, or CLEC, which filed for bankruptcy protection in mid-April. Another disappointment was wireless telephone company Nextel Communications. The company posted a lower-than-expected cash flow for the first quarter of 2001, even as its global subscriber base continued to grow at a good pace. In addition, the fund's stake in deferred payment securities and lower-quality securities detracted from returns due to eroding demand for the riskier segments of the high-yield market.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Which holdings held up well and helped the fund's performance?

A. Cable companies such as Charter Communications, one of the nation's largest U.S. operators, performed well. Investors increasingly gravitated toward cable companies, which tend to be viewed as recession-resistant because they generate a solid cash flow stream from their existing customer bases. Furthermore, investors also were enthusiastic about the new revenue streams generated by the company's digital video and high-speed Internet services. The fund also enjoyed strong performance from two companies that benefited from new management. Conseco, an insurance and consumer finance firm, has been turning around under former GE Capital boss Gary Wendt, while new management at drugstore chain Rite-Aid cut operating losses and reduced debt, helping to bolster optimism about the company's prospects.

Q. What changes did you make during the period?

A. Given the slowing economy and a relatively high default rate among high-yield companies, I shifted the fund's investments toward more defensive holdings. One noticeable change was that I increased the fund's weighting in higher-quality Ba-rated bonds. I also added to investments in defensive industry sectors such as health care and utilities. Within the former, I favored Tenet Healthcare, the nation's No. 2 hospital chain. It reported strong financial gains, helped by more favorable HMO contracts and higher Medicare payments. Other health care additions included DaVita, a kidney dialysis company, and Triad Hospitals. In the utility group, I favored CMS Energy Corp., owner of the largest utility in Michigan, and AES Corp., a multinational provider of utility services. The addition of these defensive companies helped performance.

Q. What's ahead for the high-yield market and the fund?

A. The market appears to be expecting light at the end of the tunnel. By the end of April, there was growing optimism that interest-rate cuts would boost the economy either late this year or early next. History suggests that economic growth tends to pick up about six to nine months after the Federal Reserve Board first cuts rates, which in this case was January 2001. Although the high-yield default rate remains stubbornly high at about 10%, it seems already to be reflected in high-yield bond prices. Furthermore, institutional investors - such as insurance companies and pension funds - continued to increase their exposure to high-yield investments during the period. To the extent that investors continue to look to this market for its cheap prices and very attractive yields of nearly 13% as of April high-yield bonds could benefit.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; growth of capital may also be considered

Fund number: 455

Trading symbol: SPHIX

Start date: August 29, 1990

Size: as of April 30, 2001, more than $2.1 billion

Manager: Fred Hoff, since 2000; high-yield subportfolio manager, several Fidelity asset allocation funds, 1997-present; high-yield analyst, 1991-2000; joined Fidelity in 1991

3

Frederick Hoff on the opportunities in the telecommunications sector:

"Although the past 12 months were a particularly brutal period for high-yield investments issued by telecommunications companies, I believe parts of the market continue to offer very good opportunities for investors.

"In my view, the wireless sector still looks attractive on a medium- to long-term basis, as the leading companies - such as Nextel - benefit from increasing cellular usage, growing subscriber bases and strong cash flow. I'm also upbeat about selected companies that provide telecommunications towers - such as SpectraSite and Crown Castle, which I believe have been unnecessarily punished. These two in particular are poised to benefit as the wireless service providers build out networks in the United States and Europe.

"On the flip side, I've underweighted the CLECs and the emerging long-distance carriers because I expect them to continue to struggle against pricing pressures and new capacity coming into the market. At the end of April 2001, telecommunications companies made up more than 21% of the fund's net assets."

Annual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	6.1	8.1
CSC Holdings, Inc.	5.9	5.3
Intermedia Communications, Inc.	2.3	0.2
International Cabletel, Inc.	2.1	1.9
Conseco, Inc.	2.0	0.0
	18.4
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	22.0	28.3
Cable TV	20.8	23.7
Healthcare	4.0	3.2
Broadcasting	3.3	0.8
Technology	3.1	5.3
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.0
Baa	1.2	1.2
Ba	14.7	9.4
B	43.3	48.5
Caa, Ca, C	13.6	10.8
D	0.0	0.1
Not Rated	1.0	1.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and October 31, 2000 account for 1% and 1.6% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *	As of October 31, 2000 **
Nonconvertible Bonds 65.9%		Nonconvertible Bonds 66.8%
Convertible Bonds, Preferred Stocks 20.6%		Convertible Bonds, Preferred Stocks 21.3%
Common Stocks 3.1%		Common Stocks 4.2%
Other Investments 2.3%		Other Investments 1.1%
Short-Term Investments and Net Other Assets 8.1%		Short-Term Investments and Net Other Assets 6.6%
* Foreign investments 8.3%	** Foreign investments 7.6%

Effective with this report, industry classifications follow Merrill Lynch industry sector classifications.
This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

Corporate Bonds - 69.5%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 3.6%
Broadcasting - 0.4%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	Caa2	$ 10,240	$ 9,523
Healthcare - 1.7%
HIH Capital Ltd. euro 7.5% 9/25/06	-	5,300	1,458
Tenet Healthcare Corp. 6% 12/1/05	B1	23,800	21,777
Total Renal Care Holdings:
7% 5/15/09 (e)	B3	9,360	8,518
7% 5/15/09	B2	5,900	5,369
			37,122
Hotels - 0.4%
Hilton Hotels Corp. 5% 5/15/06	Ba2	9,530	8,196
Specialty Retailing - 1.0%
Sunglass Hut International, Inc.:
5.25% 6/15/03 (e)	B2	17,730	16,489
5.25% 6/15/03	B3	5,780	5,375
			21,864
Technology - 0.1%
Hexcel Corp. 7% 8/1/03	B3	1,210	1,101
TOTAL CONVERTIBLE BONDS			77,806
Nonconvertible Bonds - 65.9%
Air Transportation - 0.5%
Air Canada 10.25% 3/15/11 (e)	B1	12,000	11,760
Automotive - 0.0%
Cambridge Industries, Inc. 10.25% 7/15/07 (c)	-	2,230	580
Broadcasting - 1.2%
Echostar Broadband Corp. 10.375% 10/1/07	B3	24,800	25,668
Building Materials - 0.6%
American Standard, Inc. 7.375% 4/15/05	Ba2	4,990	4,990
Atrium Companies, Inc. 10.5% 5/1/09	B3	10,690	8,338
			13,328
Cable TV - 14.2%
Adelphia Communications Corp.:
7.75% 1/15/09	B2	10,060	9,054
10.5% 7/15/04	B2	10,000	10,200
Cable Satisfaction International, Inc. yankee 12.75% 3/1/10	Caa2	5,120	2,816
Century Communications Corp. 0% 1/15/08	B2	32,355	15,288
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	$ 26,000	$ 25,285
11.125% 1/15/11	B2	9,400	10,058
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	B2	27,900	22,739
Diamond Cable Communications PLC yankee:
0% 2/15/07 (d)	B2	18,920	11,920
11.75% 12/15/05	B2	3,260	2,771
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	29,990	30,515
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	6,945	4,323
International Cabletel, Inc. 11.5% 2/1/06	B2	54,295	45,608
NTL Communications Corp. 11.5% 10/1/08	B3	12,765	10,595
NTL, Inc. 0% 4/1/08 (d)	B3	44,265	23,903
Pegasus Communications Corp. 12.5% 8/1/17	B3	19,250	19,443
RCN Corp. 10% 10/15/07	Caa2	4,506	1,397
Telewest Communications PLC yankee:
0% 4/15/09 (d)	B2	2,400	1,296
11.25% 11/1/08	B2	3,000	2,970
Telewest PLC:
yankee 9.625% 10/1/06	B2	2,560	2,304
yankee 11% 10/1/07	B2	20,392	19,576
United Pan-Europe Communications NV:
0% 11/1/09 (d)	Caa1	26,500	8,480
yankee:
10.875% 11/1/07	Caa1	12,390	8,054
10.875% 8/1/09	Caa1	24,805	15,627
11.5% 2/1/10	B2	2,000	1,300
			305,522
Capital Goods - 1.3%
Numatics, Inc. 9.625% 4/1/08	B3	5,971	3,881
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B-	5,550	4,995
Roller Bearing Holding, Inc. 0% 6/15/09 (d)(e)	-	22,220	11,999
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	4,070	3,053
Xerox Corp. 7.15% 8/1/04	Ba1	4,230	3,299
			27,227
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - 2.6%
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	$ 6,390	$ 5,687
Huntsman Corp.:
9.5% 7/1/07 (e)	Caa1	21,240	15,930
9.5% 7/1/07 (e)	Caa1	13,080	9,810
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	20,825	21,554
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	5,210	4,064
			57,045
Consumer Products - 0.5%
Omega Cabinets Ltd. 10.5% 6/15/07	B3	10,810	10,918
Containers - 1.2%
ChipPAC International Ltd. 12.75% 8/1/09	B3	12,860	10,995
Owens-Illinois, Inc.:
7.15% 5/15/05	B1	6,425	5,413
7.35% 5/15/08	B1	570	416
7.5% 5/15/10	B1	310	243
7.85% 5/15/04	B1	10,865	9,453
8.1% 5/15/07	B1	195	156
			26,676
Diversified Financial Services - 0.2%
GS Escrow Corp. 6.75% 8/1/01	Ba1	4,550	4,549
Diversified Media - 1.2%
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	25,890	23,236
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	2,500	2,500
			25,736
Drug Stores - 0.5%
Rite Aid Corp. 10.5% 9/15/02 (e)	Caa1	10,565	10,354
Electric Utilities - 2.8%
AES Corp.:
8.5% 11/1/07	Ba3	4,425	4,292
8.875% 2/15/11	Ba1	25,000	25,125
9.5% 6/1/09	Ba1	2,000	2,075
CMS Energy Corp.:
8.125% 5/15/02	Ba3	9,240	9,263
8.375% 7/1/03	Ba3	14,340	14,304
9.875% 10/15/07	Ba3	4,330	4,568
			59,627
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - 2.8%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08 (e)	Ba3	$ 5,610	$ 5,750
Chesapeake Energy Corp.:
8.125% 4/1/11 (e)	B2	25,000	24,313
9.625% 5/1/05	B2	1,995	2,175
Gothic Production Corp. 11.125% 5/1/05	B1	21,858	24,372
Nuevo Energy Co. 9.375% 10/1/10	B1	2,625	2,599
Petsec Energy, Inc. 9.5% 6/15/07 (c)	D	5,270	105
			59,314
Entertainment/Film - 0.5%
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	10,485	7,969
9.625% 8/1/08	Caa2	2,510	1,908
			9,877
Environmental - 1.0%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,570	2,544
7.625% 1/1/06	Ba3	13,995	13,785
10% 8/1/09	B2	5,675	5,859
			22,188
Food/Beverage/Tobacco - 0.3%
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,611	7,307
Gaming - 1.8%
Hollywood Casino Corp. 11.25% 5/1/07	B3	9,680	10,358
Horseshoe Gaming LLC 8.625% 5/15/09	B2	12,750	12,814
Mandalay Resort Group 9.5% 8/1/08	Ba2	3,385	3,580
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	4,300	4,601
Station Casinos, Inc. 8.375% 2/15/08 (e)	Ba3	8,330	8,392
			39,745
Healthcare - 2.1%
Beverly Enterprises, Inc. 9.625% 4/15/09 (e)	B1	5,000	5,031
DaVita, Inc. 9.25% 4/15/11 (e)	B2	3,385	3,487
Dynacare, Inc. yankee 10.75% 1/15/06	B2	7,379	7,379
Fountain View, Inc. 11.25% 4/15/08 (c)	Caa1	17,360	8,680
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	2,670	2,777
Triad Hospitals, Inc. 8.75% 5/1/09 (e)	B1	7,675	7,867
Unilab Corp. 12.75% 10/1/09	B3	8,395	9,402
			44,623
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - 0.2%
LNR Property Corp. 9.375% 3/15/08	B1	$ 1,000	$ 990
WCI Communities, Inc. 10.625% 2/15/11 (e)	B1	3,440	3,582
			4,572
Hotels - 1.9%
HMH Properties, Inc. 7.875% 8/1/08	Ba2	30,815	29,891
Host Marriott LP 8.375% 2/15/06	Ba2	12,040	12,010
			41,901
Insurance - 2.0%
Conseco, Inc.:
6.4% 6/15/01	B1	6,950	6,933
6.4% 2/10/03	Baa3	7,000	6,580
8.75% 2/9/04	B1	18,840	17,804
9% 10/15/06	B1	13,075	12,225
			43,542
Leisure - 1.5%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	26,810	26,207
Premier Parks, Inc. 9.75% 6/15/07	B3	5,500	5,720
			31,927
Metals/Mining - 0.8%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	15,015	12,462
Century Aluminum Co. 11.75% 4/15/08 (e)	Ba3	4,050	4,253
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	1,943	1,156
			17,871
Miscellaneous - 1.3%
GS Escrow Corp. 7% 8/1/03	Ba1	25,000	24,815
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	2,370	2,524
			27,339
Paper - 1.6%
Container Corp. of America 9.75% 4/1/03	B2	7,380	7,537
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	23,515	15,285
9.75% 6/15/07	Caa1	1,260	832
9.875% 2/15/08	Caa3	24,060	6,015
Stone Container Corp. 12.58% 8/1/16 (f)	B2	3,990	4,229
			33,898
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Publishing/Printing - 0.7%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 16,420	$ 15,927
Railroad - 0.7%
TFM SA de CV yankee 10.25% 6/15/07	B1	14,980	14,381
Restaurants - 1.7%
Domino's, Inc. 10.375% 1/15/09	B3	16,190	16,352
NE Restaurant, Inc. 10.75% 7/15/08	B3	15,280	10,085
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	7,000	7,035
8.875% 4/15/11	Ba1	3,000	2,989
			36,461
Services - 0.1%
Spin Cycle, Inc. 0% 5/1/05 (d)	-	15,960	1,596
Specialty Retailing - 0.9%
Kmart Corp.:
7.95% 2/1/23	Baa3	5,190	4,100
8.375% 7/1/22	Baa3	4,502	3,647
12.5% 3/1/05	Baa3	9,880	10,967
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	-	2,090	42
7.6% 8/1/07 (c)	-	14,010	420
7.875% 8/1/03 (c)	-	15,180	455
			19,631
Technology - 2.6%
Anteon Corp. 12% 5/15/09	B3	5,000	4,800
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	16,150	17,119
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2	6,500	6,240
Micron Technology, Inc. 6.5% 9/30/05 (g)	B3	21,000	18,060
Rhythms NetConnections, Inc.:
12.75% 4/15/09	Ca	4,820	530
14% 2/15/10	Ca	13,000	910
Tritel PCS, Inc. 10.375% 1/15/11 (e)	B3	6,765	6,291
Viasystems, Inc. 9.75% 6/1/07	B3	4,568	2,798
			56,748
Telecommunications - 14.0%
Alestra SA de RL de CV yankee:
12.125% 5/15/06	B2	3,000	2,625
12.625% 5/15/09	B2	7,000	5,915
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
American Cellular Corp. 9.5% 10/15/09 (e)	B2	$ 5,000	$ 4,863
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	2,840	2,691
Call-Net Enterprises, Inc. yankee:
0% 5/15/09 (d)	Ca	14,450	2,746
8% 8/15/08	Ca	14,845	4,008
Concentric Network Corp. 12.75% 12/15/07	B	2,460	1,304
Covad Communications Group, Inc.:
0% 3/15/08 (d)	Caa1	8,240	577
12% 2/15/10	Caa1	4,450	579
Crown Castle International Corp. 10.75% 8/1/11	B3	5,000	5,325
CTI Holdings SA yankee 0% 4/15/08 (d)	B2	13,000	5,330
Dobson Communications Corp. 10.875% 7/1/10	B3	3,080	3,111
Exodus Communications, Inc.:
10.75% 12/15/09	B3	2,450	1,862
11.625% 7/15/10	B3	6,190	4,890
Frontier Corp. 7.25% 5/15/04	Ba2	2,800	2,576
Global Crossing Holdings Ltd. yankee 9.125% 11/15/06	Ba2	3,280	3,108
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	13,955	13,781
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	12,055	4,822
ICG Holdings, Inc.:
0% 5/1/06 (c)(d)	Ca	3,180	191
13.5% 9/15/05 (c)	Ca	4,800	336
ICG Services, Inc. 0% 2/15/08 (c)(d)	Ca	5,940	416
Impsat Fiber Networks, Inc. 12.375% 6/15/08	B3	12,000	4,920
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	1,070	998
0% 7/15/07 (d)	B2	7,000	5,758
0% 3/1/09 (d)	B3	400	264
8.5% 1/15/08	B2	10,100	9,292
8.6% 6/1/08	B2	25,850	23,782
8.875% 11/1/07	B2	3,165	2,912
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	9,194	644
13.5% 5/15/09	Caa2	25,795	4,901
Level 3 Communications, Inc. 11% 3/15/08	B3	5,490	3,788
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	65,360	35,948
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	$ 39,424	$ 33,116
Nextel Communications, Inc.:
9.5% 2/1/11 (e)	B1	5,000	4,125
12% 11/1/08	B1	19,610	18,041
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	33,720	13,825
12.75% 8/1/10	Caa1	34,865	21,616
NEXTLINK Communications, Inc.:
10.5% 12/1/09	B2	8,290	3,979
10.75% 11/15/08	B3	4,000	1,960
Ono Finance PLC 13% 5/1/09	Caa1	6,460	5,168
PSINet, Inc. 10.5% 12/1/06	Ca	19,820	1,387
Satelites Mexicanos SA de CV:
9.4% 6/30/04 (e)(f)	B1	3,950	3,575
yankee 10.125% 11/1/04	B3	6,460	3,876
SBA Communications Corp. 10.25% 2/1/09 (e)	B3	5,000	4,913
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	8,420	4,463
10.75% 3/15/10	B3	11,810	10,865
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	2,870	2,705
Triton PCS, Inc. 9.375% 2/1/11 (e)	B3	4,000	3,820
			301,697
Textiles & Apparel - 0.6%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	12,000	11,100
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	2,330	2,237
			13,337
TOTAL NONCONVERTIBLE BONDS			1,422,872
TOTAL CORPORATE BONDS (Cost $1,750,066)			1,500,678
Asset-Backed Securities - 0.6%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,187)	Ba2	20,791	12,475
Common Stocks - 3.1%
	Shares	Value (Note 1) (000s)
Broadcasting - 1.3%
EchoStar Communications Corp. Class A (a)	945,560	$ 28,329
Building Materials - 0.1%
American Standard Companies, Inc. (a)	42,100	2,537
Cable TV - 0.0%
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	5,120	0
Capital Goods - 0.2%
Terex Corp. (a)	222,500	4,361
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (g)	13,662,268	813
Diversified Financial Services - 0.0%
ECM Corp. LP (e)	5,400	464
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (g)	79,800	0
Class B (g)	19,817	0
Services - 0.0%
Spin Cycle, Inc. warrants 5/1/05 (a)(e)	15,960	0
Supermarkets - 0.9%
Pathmark Stores, Inc. (a)	863,692	16,410
Pathmark Stores, Inc. warrants 9/19/10 (a)	548,674	3,341
		19,751
Technology - 0.3%
Fairchild Semiconductor International, Inc. Class A (a)	300,000	5,430
Intersil Holding Corp. Class A (a)	23,678	763
		6,193
Telecommunications - 0.1%
AT&T Latin America Corp. (a)	252,800	683
Loral Orion Network Systems, Inc. warrants 1/15/07 (CV ratio .47) (a)	15,350	8
McCaw International Ltd. warrants 4/16/07 (a)(e)	64,950	325
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	22
		1,038
Textiles & Apparel - 0.2%
Arena Brands Holdings Corp. Class B	143,778	3,594
TOTAL COMMON STOCKS (Cost $55,837)		67,080
Preferred Stocks - 17.0%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
Telecommunications - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (e)	847,641	$ 17
Nonconvertible Preferred Stocks - 17.0%
Banks and Thrifts - 0.6%
California Federal Preferred Capital Corp. $2.2812	566,190	13,589
Broadcasting - 0.4%
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	34,314	3,809
Granite Broadcasting Corp. $127.50 pay-in-kind	19,851	3,970
		7,779
Cable TV - 5.9%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	421,836	46,086
Series M, $11.125 pay-in-kind	747,019	81,417
		127,503
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust II $88.75	10,430	10,448
Homebuilding/Real Estate - 0.5%
Swerdlow Real Estate Group, Inc.:
junior (g)	19,817	63
mezzanine (g)	79,800	1,040
senior (g)	79,800	9,499
		10,602
Publishing/Printing - 1.3%
PRIMEDIA, Inc.:
$9.20	108,856	8,817
Series D, $10.00	187,070	15,714
Series H, $8.625	47,102	3,627
		28,158
Technology - 0.1%
Ampex Corp. 8% non-cumulative (a)	656	1,023
Telecommunications - 7.7%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	24,608	6,644
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	35,000	35,000
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	6,605	5,878
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	51,918	40,496
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Telecommunications - continued
Nextel Communications, Inc.: - continued
Series E, $111.25 pay-in-kind	101,438	$ 68,978
XO Communications, Inc. $7.00 pay-in-kind	815,872	9,790
		166,786
TOTAL NONCONVERTIBLE PREFERRED STOCKS		365,888
TOTAL PREFERRED STOCKS (Cost $464,553)		365,905
Floating Rate Loans - 1.7%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Cable TV - 0.7%
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (f)	Ba3	$ 15,500	15,384
Drug Stores - 0.1%
Rite Aid Corp. term loan 8.6875% 8/15/02 (f)	-	2,472	2,398
Environmental - 0.4%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (f)	Ba3	4,066	4,030
Tranche C term loan 8.0651% 7/21/07 (f)	Ba3	4,879	4,836
			8,866
Healthcare - 0.2%
DaVita, Inc. term loan:
8.4375% 3/31/03 (f)	-	1,820	1,802
9.1875% 3/31/06 (f)	Ba2	3,150	3,122
			4,924
Telecommunications - 0.2%
WCI Capital Corp. Tranche B term loan 13.25% 9/30/07 (f)	B2	10,000	3,000
Textiles & Apparel - 0.1%
Pillowtex Corp. Tranche A term loan 8.2076% 1/31/02 (f)	Caa2	2,295	1,492
TOTAL FLOATING RATE LOANS (Cost $40,686)			36,064
Cash Equivalents - 5.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due 5/1/01 (Cost $115,151)	$ 115,165	$ 115,151
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $2,445,480)		2,097,353
NET OTHER ASSETS - 2.8%		60,525
NET ASSETS - 100%		$ 2,157,878
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $185,473,000 or 8.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 7/15/99	$ 16,635
Swerdlow Real Estate Group, Inc.: Class A	1/15/99	$ 11
Class B	1/15/99	$ 3
junior	1/15/99	$ 3
mezzanine	1/15/99	$ 79
senior	1/15/99	$ 7,619
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	1.2%	BBB	0.6%
Ba	14.7%	BB	19.6%
B	43.0%	B	45.6%
Caa	13.1%	CCC	3.2%
Ca, C	0.5%	CC, C	0.5%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 1%. FMR has determined that unrated debt securities that are lower quality account for 1% of the total value of investment in securities.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,451,111,000. Net unrealized depreciation aggregated $353,758,000, of which $109,146,000 related to appreciated investment securities and $462,904,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $364,634,000 all of which will expire on April 30, 2009.
The fund intends to elect to defer to its fiscal year ending April 30, 2002 approximately $228,234,000 of losses recognized during the period November 1, 2000 to April 30, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $115,151) (cost $2,445,480) - See accompanying schedule		$ 2,097,353
Cash		540
Receivable for investments sold		20,747
Receivable for fund shares sold		2,624
Dividends receivable		1,828
Interest receivable		42,759
Redemption fees receivable		5
Other receivables		33
Total assets		2,165,889
Liabilities
Payable for fund shares redeemed	$ 2,829
Distributions payable	3,802
Accrued management fee	1,036
Other payables and accrued expenses	344
Total liabilities		8,011
Net Assets		$ 2,157,878
Net Assets consist of:
Paid in capital		$ 2,980,916
Undistributed net investment income		125,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(600,791)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(348,128)
Net Assets, for 233,367 shares outstanding		$ 2,157,878
Net Asset Value, offering price and redemption price per share ($2,157,878 ÷ 233,367 shares)		$9.25

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2001
Investment Income Dividends		$ 51,590
Interest		237,651
Total income		289,241
Expenses
Management fee	$ 14,590
Transfer agent fees	3,196
Accounting fees and expenses	661
Non-interested trustees' compensation	8
Custodian fees and expenses	71
Registration fees	79
Audit	62
Legal	15
Miscellaneous	9
Total expenses before reductions	18,691
Expense reductions	(65)	18,626
Net investment income		270,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(552,668)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(17,576)
Assets and liabilities in foreign currencies	(2)	(17,578)
Net gain (loss)		(570,246)
Net increase (decrease) in net assets resulting from operations		$ (299,631)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 270,615	$ 317,511
Net realized gain (loss)	(552,668)	(44,324)
Change in net unrealized appreciation (depreciation)	(17,578)	(424,763)
Net increase (decrease) in net assets resulting from operations	(299,631)	(151,576)
Distributions to shareholders From net investment income	(219,852)	(270,396)
In excess of net realized gain	-	(24,187)
Return of capital	-	(23,280)
Total distributions	(219,852)	(317,863)
Share transactions Net proceeds from sales of shares	603,823	1,041,729
Reinvestment of distributions	160,015	237,134
Cost of shares redeemed	(1,078,668)	(1,195,890)
Net increase (decrease) in net assets resulting from share transactions	(314,830)	82,973
Redemption fees	1,978	2,436
Total increase (decrease) in net assets	(832,335)	(384,030)
Net Assets
Beginning of period	2,990,213	3,374,243
End of period (including undistributed net investment income of $125,881 and $103,757, respectively)	$ 2,157,878	$ 2,990,213
Other Information Shares
Sold	59,327	86,188
Issued in reinvestment of distributions	15,712	19,618
Redeemed	(105,890)	(99,571)
Net increase (decrease)	(30,851)	6,235

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.320	$ 13.080	$ 13.640	$ 12.480	$ 12.510
Income from Investment Operations Net investment income B	1.104	1.192	1.153	1.133	1.054
Net realized and unrealized gain (loss)	(2.285)	(1.763)	(.344)	1.431	.192
Total from investment operations	(1.181)	(.571)	.809	2.564	1.246
Less Distributions
From net investment income	(.897)	(1.017)	(1.083)	(1.100)	(1.033)
From net realized gain	-	-	(.300)	(.310)	(.250)
In excess of net realized gain	-	(.093)	-	-	-
Return of capital	-	(.088)	-	-	-
Total distributions	(.897)	(1.198)	(1.383)	(1.410)	(1.283)
Redemption fees added to paid in capital	.008	.009	.014	.006	.007
Net asset value, end of period	$ 9.250	$ 11.320	$ 13.080	$ 13.640	$ 12.480
Total Return A	(10.77)%	(4.48)%	6.91%	21.62%	10.57%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,158	$ 2,990	$ 3,374	$ 3,139	$ 1,890
Ratio of expenses to average net assets	.74%	.75%	.80%	.80%	.80%
Ratio of expenses to average net assets after expense reductions	.74%	.74% C	.80%	.80%	.80%
Ratio of net investment income to average net assets	10.68%	9.85%	9.20%	8.57%	8.51%
Portfolio turnover rate	60%	50%	68%	85%	102%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Investment Income - continued

Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended April 30, 2000, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting
Policies - continued

Change in Accounting Principle. Effective May 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,475,000 or 1.4% of net assets.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,417,359,000 and $1,806,146,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $25,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $11,333,000. The weighted average interest rate was 6.38%. Interest earned from the interfund lending program amounted to $18,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $27,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $28,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 8, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 16, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,706,738,995.33	92.152
Against	111,788,637.53	2.779
Abstain	203,887,886.98	5.069
TOTAL	4,022,415,519.84	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,623,237,560.14	90.076
Against	191,160,182.04	4.753
Abstain	208,017,777.66	5.171
TOTAL	4,022,415,519.84	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	3,902,875,632.86	97.028
Withheld	119,539,886.98	2.972
TOTAL	4,022,415,519.84	100.000
Ralph F. Cox
Affirmative	3,898,967,000.15	96.931
Withheld	123,448,519.69	3.069
TOTAL	4,022,415,519.84	100.000
Phyllis Burke Davis
Affirmative	3,898,566,273.64	96.921
Withheld	123,849,246.20	3.079
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	3,901,704,510.77	96.999
Withheld	120,711,009.07	3.001
TOTAL	4,022,415,519.84	100.000
Abigail P. Johnson
Affirmative	3,892,757,203.64	96.777
Withheld	129,658,316.20	3.223
TOTAL	4,022,415,519.84	100.000
Edward C. Johnson 3d
Affirmative	3,897,632,468.44	96.898
Withheld	124,783,051.40	3.102
TOTAL	4,022,415,519.84	100.000
Donald J. Kirk
Affirmative	3,900,784,513.76	96.976
Withheld	121,631,006.08	3.024
TOTAL	4,022,415,519.84	100.000
Marie L. Knowles
Affirmative	3,905,969,168.92	97.105
Withheld	116,446,350.92	2.895
TOTAL	4,022,415,519.84	100.000
Ned C. Lautenbach
Affirmative	3,905,440,487.83	97.092
Withheld	116,975,032.01	2.908
TOTAL	4,022,415,519.84	100.000
Peter S. Lynch
Affirmative	3,907,348,014.23	97.139
Withheld	115,067,505.61	2.861
TOTAL	4,022,415,519.84	100.000
Marvin L. Mann
Affirmative	3,902,968,157.04	97.030
Withheld	119,447,362.80	2.970
TOTAL	4,022,415,519.84	100.000
PROPOSAL 3 - continued
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	3,903,532,613.92	97.044
Withheld	118,882,905.92	2.956
TOTAL	4,022,415,519.84	100.000
Robert C. Pozen
Affirmative	3,904,591,456.71	97.071
Withheld	117,824,063.13	2.929
TOTAL	4,022,415,519.84	100.000
William S. Stavropoulos
Affirmative	3,899,263,159.43	96.938
Withheld	123,152,360.41	3.062
TOTAL	4,022,415,519.84	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,034,824,275.58	88.658
Against	65,990,742.81	5.654
Abstain	66,394,666.35	5.688
TOTAL	1,167,209,684.74	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,027,548,025.00	88.035
Against	72,073,182.66	6.174
Abstain	67,588,477.08	5.791
TOTAL	1,167,209,684.74	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
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Selling shares

Fidelity Investments
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Overnight Express
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Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

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For directions and hours,
please call 1-800-544-9797.

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Annual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Frederick D. Hoff Jr., Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook*

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles*

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

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Boston, MA

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The Bank of New York

New York, NY

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Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Fidelity®

Short-Term Bond

Fund

Annual Report

April 30, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the five year and ten year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Short-Term Bond	9.49%	35.01%	82.68%
LB 1-3 Year Govt/Credit Bond	10.04%	37.44%	87.15%
Short Investment Grade Debt Funds Average	9.17%	33.72%	82.61%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 108 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Short-Term Bond	9.49%	6.19%	6.21%
LB 1-3 Year Govt/Credit Bond	10.04%	6.57%	6.47%
Short Investment Grade Debt Funds Average	9.17%	5.98%	6.20%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Short-Term Bond Fund on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $18,268 - an 82.68% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,715 - an 87.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended April 30,
	2001	2000	1999	1998	1997
Dividend returns	6.53%	5.86%	5.85%	6.40%	6.55%
Capital returns	2.96%	-2.65%	-0.23%	0.46%	-0.69%
Total returns	9.49%	3.21%	5.62%	6.86%	5.86%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.30¢	26.31¢	52.94¢
Annualized dividend rate	6.01%	6.13%	6.18%
30-day annualized yield	5.25%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.71 over the past one month, $8.66 over the past six months and $8.57 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and unique technical factors painted the backdrop for the 12-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 12.38% during this time frame. Treasuries led the way early on, benefiting from equity market volatility and expectations that a swelling government surplus could wipe out federal debt. The Lehman Brothers Treasury Index returned 10.91%. However, that performance lagged the Aggregate Bond index, which garnered most of its return from a dramatic late-period recovery in non-Treasury sectors, most notably corporate bonds. Overwhelming evidence of deteriorating economic growth during the second half of 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 13.04%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided discount mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 12.94% and 12.72%, respectively.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund

Q. How did the fund perform, Andy?

A. For the 12 months that ended April 30, 2001, the fund had a total return of 9.49%. By comparison, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 10.04%, while the average return of short investment grade debt funds was 9.17%, as tracked by Lipper Inc.

Q. What was the investment environment like during the past 12 months?

A. The period began at the peak of an inversion in the yield curve in the Treasury market, which influences all fixed-income sectors. Yields on longer-term Treasuries actually were lower than on shorter-term Treasuries - the reverse of the normal relationship. Longer-term Treasuries had been rallying, with yields falling and prices rising, while the Federal Reserve Board had been tightening monetary policy - and raising short-term rates - in an effort to slow down robust economic growth. After a period of relative equilibrium between short- and long-term rates, short-term bonds started to rally in December 2000 based on expectations that the Federal Reserve Board would begin to lower short-term rates. Those expectations came true when, starting on January 3, 2001, the Fed lowered short-term rates four successive times. Each cut was one-half of one percentage point, or 50 basis points. The Fed's aggressive actions precipitated a sharp rally in short- and intermediate-term Treasuries, with shorter maturities posting the most impressive performance during the first four months of 2001. Investment-grade corporate bonds also rallied during these four months, posting their best January-through-April performance relative to Treasuries since 1991. In the mortgage market, the picture was mixed, with mortgages performing poorly when Treasuries were rallying and doing better during periods of stability.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies?

A. In general, I kept the overall portfolio balanced among the fixed-income sectors in which I invest - including corporate, agency and mortgage securities - but made minor adjustments within the subsectors. While I continued to overweight corporate securities relative to the Lehman Brothers benchmark, I shifted to a slightly more defensive stance within this part of the market during the latter part of the period. I did this by focusing on subsectors such as utilities, consumer finance and real estate investment trusts, while underweighting areas more susceptible to an economic slowdown, such as commercial finance. I maintained the overall quality of the portfolio, buying AAA-rated asset-backed and mortgage securities. These sectors offered the fund the ability to maintain a higher yield while modestly reducing credit risk.

Q. What investments helped performance, and what investments detracted from fund returns?

A. Although our overweighted position in corporates had a mixed effect on performance over the full 12 months, it helped late in the period as corporates staged a rally following the Fed's decision to ease monetary policy. Early in the fiscal period, the defensive positioning within our corporate holdings helped limit the negative effect of the fund's emphasis on the sector. When corporates rallied at the end of the fiscal year, our overweighted positioning helped significantly. Virtually all investment-grade corporate securities participated in this rally, so our defensive focus did not hold back our returns. On the negative side, performance was held back by some technology industry bonds. Even though we did not have much exposure to the tech industry, some fund holdings were pulled down by the slump in that industry.

Q. What's your outlook?

A. I'm modestly optimistic about the outlook for the spread sectors, including corporate bonds, which offer yield advantages over Treasuries. The decisive action by the Federal Reserve Board in the first four months of 2001 is evidence that it has decided it does not want to let the economy weaken too much. Specific corporate bond sectors, such as banking and finance, may begin to benefit from a more positively sloped yield curve. Some sectors, such as mortgages, tended to underperform when interest rates were very volatile. Consequently, they may begin to improve if interest rates stabilize.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, consistent with preservation of capital

Fund number: 450

Trading symbol: FSHBX

Start date: September 15, 1986

Size: as of April 30, 2001, more than $2.0 billion

Manager: Andrew Dudley, since 1997; manager, Spartan Short-Term Bond Fund and Fidelity Advisor Short-Fixed Income Fund, since 1997; Fidelity Advisor Intermediate Bond Fund, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the Federal Reserve Board's influence on the bond market:

"The Fed's dramatic actions during the first four months of 2001 constitute a double-edged sword that, depending on how you view them, either can raise the anxieties of bond investors or offer encouragement. The Fed cut short-term interest rates on four separate occasions, each time by one-half of one percent, or 50 basis points. Two of the cuts occurred between regularly scheduled Fed meetings. These actions are a departure from the measured approach that Alan Greenspan has taken since he became Fed chairman in 1987. In general, the Fed has preferred to move gradually, only at regularly scheduled meetings and raise or lower rates in smaller increments, typically 25 basis points. Its moves in early 2001 show a willingness to be more aggressive than we've previously seen from Greenspan.

"The aggressive approach has been a cause for optimism in the short term. The cuts certainly were good for corporate bond investors, as witnessed by the outperformance of these bonds from January through April. On the other hand, we will have to wait to get a clearer view of the longer-term implications of the Fed's rate cuts. Too quick an economic turnaround might prevent the full development of better financial discipline that can be a positive byproduct of an economic slowdown."

Annual Report

Investment Changes

Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	52.3	50.2
Aa	7.7	6.1
A	15.2	16.9
Baa	18.4	23.1
Ba and Below	1.3	0.5
Not Rated	0.0	0.1

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of April 30, 2001
6 months ago
Years	2.6	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001*		As of October 31, 2000**
	Corporate Bonds 37.4%		Corporate Bonds 41.0%
	U.S. Government and Government Agency Obligations 23.3%		U.S. Government and Government Agency Obligations 26.1%
	Asset-Backed Securities 17.0%		Asset-Backed Securities 17.8%
	CMOs and Other Mortgage Related Securities 15.2%		CMOs and Other Mortgage Related Securities 9.5%
	Other Investments 1.8%		Other Investments 2.3%
	Short-Term Investments and Net Other Assets 5.3%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	7.0%	** Foreign investments	8.1%

Annual Report

Investments April 30, 2001

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.4%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.9%
Daimler-Chrysler North America Holding Corp.:
5.64% 8/23/02 (c)	A3	$ 6,000	$ 6,005
7.75% 5/27/03	A3	6,675	6,928
TRW, Inc. 6.45% 6/15/01	Baa2	5,550	5,556
			18,489
Hotels Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd. 7.125% 9/18/02	Baa3	3,100	3,102
Media - 2.3%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	5,500	5,368
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	11,840	12,467
Continental Cablevision, Inc. 8.3% 5/15/06	A3	2,400	2,595
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	4,000	4,279
8.625% 2/1/03	Baa3	5,750	6,026
TCI Communications, Inc.:
6.375% 5/1/03	A3	3,800	3,867
8% 8/1/05	A3	2,000	2,135
8.25% 1/15/03	A3	3,600	3,745
8.65% 9/15/04	A3	700	757
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa1	7,340	7,658
			48,897
Multiline Retail - 0.6%
Federated Department Stores, Inc.:
8.125% 10/15/02	Baa1	6,570	6,803
8.5% 6/15/03	Baa1	1,750	1,843
Kmart Corp. 9.375% 2/1/06	Baa3	3,300	3,366
			12,012
Textiles & Apparel - 0.5%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	8,155	8,131
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	3,200	3,239
			11,370
TOTAL CONSUMER DISCRETIONARY			93,870
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.3%
Safeway, Inc. 7% 9/15/02	Baa2	$ 6,800	$ 6,943
Food Products - 0.4%
Kellogg Co. 5.5% 4/1/03 (b)	Baa2	8,300	8,294
Tobacco - 0.8%
Philip Morris Companies, Inc.:
7.25% 9/15/01	A2	3,375	3,395
7.625% 5/15/02	A2	6,000	6,141
8.75% 6/1/01	A2	2,900	2,907
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,000	3,012
			15,455
TOTAL CONSUMER STAPLES			30,692
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa2	3,650	3,637
Oil & Gas - 0.7%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	Baa2	5,600	5,667
Oryx Energy Co. 8% 10/15/03	Baa1	2,840	2,986
The Coastal Corp. 6.2% 5/15/04	Baa2	6,522	6,510
			15,163
TOTAL ENERGY			18,800
FINANCIALS - 18.7%
Banks - 5.8%
Banc One Corp. 7.25% 8/1/02	A1	3,900	4,003
Bank One Corp. 7.625% 8/1/05	Aa3	12,750	13,475
BankBoston Corp. 6.625% 2/1/04	A3	390	399
Capital One Bank:
6.48% 6/28/02	Baa2	5,315	5,305
6.62% 8/4/03	Baa2	3,350	3,351
6.65% 3/15/04	Baa3	4,000	3,955
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	3,430	3,473
Den Danske Bank Group AS 6.55% 9/15/03 (b)	Aa3	6,500	6,631
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Caa2	4,007	3,566
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
First National Boston Corp. 8% 9/15/04	A2	$ 3,157	$ 3,363
First Security Corp. 5.875% 11/1/03	Aa2	1,750	1,775
First Union Corp. 7.55% 8/18/05	A1	3,125	3,316
Fleet Financial Group, Inc. 8.125% 7/1/04	A3	5,000	5,318
Korea Development Bank:
7.125% 4/22/04	Baa2	2,600	2,607
7.375% 9/17/04	Baa2	3,140	3,164
Long Island Savings Bank FSB 7% 6/13/02	Baa3	5,000	5,061
National Australia Bank Ltd. yankee 6.4% 12/10/07 (c)	A1	6,300	6,361
NationsBank Corp. 7% 9/15/01	Aa2	11,500	11,605
PNC Funding Corp. 6.95% 9/1/02	A2	11,500	11,784
Providian National Bank:
6.25% 5/7/01	Baa3	3,250	3,250
6.75% 3/15/02	Baa3	1,250	1,261
Royal Bank of Scotland Group PLC 7.816% 11/29/49	A1	9,650	10,171
Wells Fargo & Co.:
6.5% 9/3/02	Aa2	6,000	6,118
7.2% 5/1/03	Aa2	2,250	2,342
			121,654
Diversified Financials - 10.3%
Abbey National PLC 6.69% 10/17/05	Aa3	900	930
AMB Property LP 7.2% 12/15/05	Baa1	5,040	5,126
Amvescap PLC yankee:
6.375% 5/15/03	A2	10,350	10,441
6.6% 5/15/05	A2	2,200	2,201
Aristar, Inc. 6% 8/1/01	A3	4,500	4,513
Associates Corp. of North America:
5.75% 11/1/03	Aa3	14,800	14,976
5.8% 4/20/04	Aa3	8,000	8,063
7.75% 2/15/05	Aa3	2,670	2,830
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	3,300	3,320
Citigroup, Inc. 5.7% 2/6/04	Aa2	8,600	8,660
Donaldson Lufkin & Jenrette, Inc. 6.25% 8/1/01	A1	9,500	9,540
ERP Operating LP:
6.55% 11/15/01	A3	1,150	1,159
7.1% 6/23/04	A3	2,003	2,056
Ford Motor Credit Co.:
5.02% 7/16/02 (c)	A2	11,800	11,783
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Ford Motor Credit Co.: - continued
7.6% 8/1/05	A2	$ 11,500	$ 12,099
General Electric Capital Corp.:
6.33% 9/17/01	Aaa	13,000	13,060
6.65% 9/3/02	Aaa	16,700	17,077
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	9,000	9,115
6.75% 1/15/06	A2	10,000	10,130
9% 10/15/02	A2	1,250	1,314
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	1,500	1,523
Household Finance Corp. 8% 5/9/05	A2	2,800	3,003
Lehman Brothers Holdings 7% 5/15/03	A2	5,000	5,164
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	10,200	10,226
NiSource Finance Corp. 7.5% 11/15/03	Baa2	7,750	8,133
Popular North America, Inc. 7.375% 9/15/01	A3	5,640	5,673
Qwest Capital Funding, Inc. 7.75% 8/15/06	Baa1	8,300	8,703
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	2,175	2,181
Sprint Capital Corp. 5.7% 11/15/03	Baa1	9,490	9,382
The Money Store, Inc. 7.3% 12/1/02	A2	2,520	2,598
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,190	2,223
TXU Eastern Funding yankee 6.15% 5/15/02	Baa1	7,200	7,224
			214,426
Insurance - 0.4%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	7,550	7,728
Real Estate - 2.2%
Arden Realty LP 8.875% 3/1/05	Baa3	9,925	10,402
AvalonBay Communities, Inc.:
6.5% 7/15/03	Baa1	1,600	1,624
6.58% 2/15/04	Baa1	2,435	2,446
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,195	2,193
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,530	1,520
7.125% 3/15/04	Baa2	4,700	4,725
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	4,100	4,146
EOP Operating LP:
6.375% 1/15/02	Baa1	5,700	5,731
7.375% 11/15/03	Baa1	5,900	6,101
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	$ 2,400	$ 2,463
ProLogis Trust 6.7% 4/15/04	Baa1	4,935	4,920
			46,271
TOTAL FINANCIALS			390,079
HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
American Home Products Corp. 5.875% 3/15/04 (b)	A3	8,000	7,954
Pharmacia Corp. 5.375% 12/1/01	A1	5,250	5,283
			13,237
INDUSTRIALS - 2.6%
Air Freight & Couriers - 0.6%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	A3	6,477	6,698
FedEx Corp. 6.625% 2/12/04 (b)	Baa2	5,350	5,428
			12,126
Airlines - 1.0%
Continental Airlines, Inc. pass thru trust certificates:
Series 1998 3 Class C1, 7.08% 11/1/04	Baa1	2,989	3,028
Series 1999 1 Class C, 6.954% 2/2/11	Baa1	6,830	6,744
Delta Air Lines, Inc.:
6.65% 3/15/04	Baa3	2,370	2,302
7.779% 11/18/05	A3	9,000	9,378
			21,452
Machinery - 0.6%
Tyco International Group SA yankee 6.875% 9/5/02	Baa1	11,860	12,080
Road & Rail - 0.4%
CSX Corp. 7.05% 5/1/02	Baa2	5,100	5,169
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	3,100	3,149
			8,318
TOTAL INDUSTRIALS			53,976
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	$ 1,850	$ 1,864
IT Consulting & Services - 0.9%
Comdisco, Inc.:
6.1% 6/5/01	Ba2	16,790	13,348
6.65% 11/13/01	Ba2	4,990	3,368
7.25% 9/1/02	Ba2	3,500	1,978
			18,694
TOTAL INFORMATION TECHNOLOGY			20,558
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	1,565	1,633
Georgia-Pacific Group 9.95% 6/15/02	Baa3	2,500	2,582
			4,215
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	4,200	4,239
British Telecommunications PLC 7.615% 12/15/03 (c)	A2	6,700	6,754
France Telecom SA 6.3075% 3/14/03 (b)(c)	A3	7,900	7,975
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa2	2,200	2,172
SBC Communications, Inc. 5.75% 5/2/06	Aa3	6,580	6,510
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa1	9,190	9,199
Telefonica Europe BV 7.35% 9/15/05	A2	3,600	3,743
Teleglobe Canada, Inc. yankee 7.2% 7/20/09	Baa1	3,920	3,883
US West Communications 7.2% 11/1/04	A2	5,000	5,146
			49,621
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06 (b)	Baa2	5,300	5,363
TOTAL TELECOMMUNICATION SERVICES			54,984
UTILITIES - 4.8%
Electric Utilities - 2.8%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	7,700	7,724
Dominion Resources, Inc. 6% 1/31/03	Baa1	5,000	5,036
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 6% 9/15/03	Baa1	$ 4,250	$ 4,286
Niagara Mohawk Power Corp.:
5.875% 9/1/02	Baa2	1,000	1,002
7.375% 8/1/03	Baa2	5,800	5,982
8% 6/1/04	Baa2	9,100	9,576
Philadelphia Electric Co.:
5.625% 11/1/01	A2	4,940	4,961
6.5% 5/1/03	A2	2,527	2,580
6.625% 3/1/03	A2	1,800	1,840
Progress Energy, Inc. 6.55% 3/1/04	Baa1	5,400	5,442
Texas Utilities Electric Co.:
8% 6/1/02	A3	5,202	5,359
8.25% 4/1/04	A3	1,440	1,517
Wisconsin Electric Power Co. 7.25% 8/1/04	Aa2	3,000	3,143
			58,448
Gas Utilities - 0.8%
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	4,900	5,071
Enserch Corp. 6.25% 1/1/03	Baa2	2,350	2,373
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	5,900	6,086
Sonat, Inc. 6.875% 6/1/05	Baa2	1,925	1,951
			15,481
Multi-Utilities - 1.2%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	9,200	9,206
Enron Corp.:
Series A, 8.375% 5/23/05	Baa1	4,650	4,997
6.75% 9/1/04	Baa1	6,150	6,260
9.875% 6/15/03	Baa1	4,400	4,760
			25,223
TOTAL UTILITIES			99,152
TOTAL NONCONVERTIBLE BONDS (Cost $775,929)			779,563
U.S. Government and Government Agency Obligations - 21.0%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 10.4%
Fannie Mae 5.375% 3/15/02	Aaa	$ 15,000	$ 15,131
Federal Home Loan Bank:
5.125% 1/13/03	Aaa	9,700	9,774
6.375% 11/15/02	Aaa	56,700	58,206
6.75% 8/15/02	Aaa	4,000	4,112
Freddie Mac:
5.25% 2/15/04	Aaa	79,300	79,907
6.375% 11/15/03	Aaa	31,100	32,203
6.875% 1/15/05	Aaa	2,190	2,310
7.375% 5/15/03	Aaa	8,600	9,041
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	176	179
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	3,294	3,351
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	878	892
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	1,011	1,041
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			216,147
U.S. Treasury Obligations - 10.6%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	16,000	17,945
11.75% 2/15/10 (callable)	Aaa	55,000	67,753
U.S. Treasury Notes:
5.625% 11/30/02	Aaa	15,000	15,307
6.5% 5/31/02	Aaa	115,000	117,901
6.625% 4/30/02	Aaa	2,200	2,254
TOTAL U.S. TREASURY OBLIGATIONS			221,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $436,561)			437,307
U.S. Government Agency - Mortgage Securities - 2.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 0.5%
7.5% 5/1/16	Aaa	$ 9,770	$ 10,066
11.5% 11/1/15	Aaa	842	951
TOTAL FANNIE MAE			11,017
Freddie Mac - 0.7%
7.5% 10/1/30	Aaa	10,413	10,634
8.5% 5/1/27 to 7/1/28	Aaa	4,636	4,887
12% 11/1/19	Aaa	213	241
TOTAL FREDDIE MAC			15,762
Government National Mortgage Association - 1.1%
8% 3/15/27	Aaa	653	676
8.5% 9/15/28 to 11/15/28	Aaa	20,492	21,370
11% 7/15/10	Aaa	2	2
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			22,048
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,338)			48,827
Asset-Backed Securities - 17.0%

Americredit Automobile Receivables Trust:
7.02% 12/15/05	Aaa	16,000	16,538
7.15% 8/15/04	Aaa	5,700	5,807
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	8,400	8,628
Arcadia Automobile Receivables Trust 7.2% 6/15/07	Aaa	8,700	9,025
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	9,350	9,438
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	10,000	10,369
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	720	729
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	6,800	6,866
Capital Auto Receivables Asset Trust 6.46% 7/15/06	Aaa	8,300	8,524
Capital One Master Trust 7.1% 4/17/06	Aaa	8,500	8,817
Chase Manhattan Auto Owner Trust 6.48% 6/15/07	A2	4,100	4,194
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	1,466	1,480
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Chevy Chase Auto Receivables Trust: - continued
6.2% 3/20/04	Aaa	$ 511	$ 515
CIT RV Trust 5.78% 7/15/08	Aaa	6,930	6,982
Citibank Credit Card Master Trust I:
0% 8/15/06	Aaa	9,500	7,897
5.3% 1/9/06	Aaa	4,040	4,040
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	445	447
DaimlerChrysler Auto Trust:
5.16% 1/6/05	Aaa	10,300	10,340
6.7% 6/8/03	Aaa	14,700	14,891
6.85% 11/6/05	Aaa	15,000	15,605
Discover Card Master Trust I:
5.65% 11/16/04	Aaa	7,000	7,067
5.85% 1/17/06	Aaa	5,141	5,208
6.98% 7/18/05 (c)	A2	17,119	17,132
Distribution Financial Services Marine Trust 6.2% 11/15/11	Aaa	5,900	6,003
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	111	111
First Security Auto Owner Trust 6.2% 10/2/06	A3	2,922	2,930
Ford Credit Auto Owner Trust:
5.71% 9/15/05	A2	1,705	1,706
6.15% 9/15/02	Aaa	6,700	6,759
7.03% 11/15/03	Aaa	3,265	3,342
7.5% 10/15/04	A1	9,300	9,689
Green Tree Financial Corp. 6.68% 1/15/29	AAA	1,546	1,565
Honda Auto Receivables Owner Trust:
5.36% 9/4/01	Aaa	10,600	10,684
6.62% 7/15/04	Aaa	6,600	6,768
Isuzu Auto Owner Trust 4.88% 11/22/04	Aaa	4,875	4,874
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	7,800	7,900
6.65% 10/15/03	Baa3	126	127
Navistar Financial Owner Trust 7.34% 1/15/07	Aaa	4,500	4,712
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	493	494
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	1,690	1,701
Onyx Acceptance Owner Trust:
6.85% 8/15/07	Aaa	10,300	10,670
7.26% 5/15/07	Aaa	9,200	9,361
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	4,800	4,907
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.2788% 2/5/03 (b)(c)	Baa2	$ 1,542	$ 1,538
Premier Auto Trust 5.7% 10/6/02	Aaa	7,679	7,705
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	2,895	2,959
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	10,800	10,979
7% 7/15/08	Aaa	15,700	16,289
7.5% 11/15/07	A2	8,300	8,683
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	10,700	11,135
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	6,800	6,988
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (b)	Aaa	582	581
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	2,492	2,501
WFS Financial Owner Trust 6.83% 7/20/05	Aaa	9,000	9,262
TOTAL ASSET-BACKED SECURITIES (Cost $346,299)			353,462
Collateralized Mortgage Obligations - 7.7%

Private Sponsor - 0.1%
GE Capital Mortgage Services, Inc. planned amortization class Series 1994-2 Class A4, 6% 1/25/09	Aaa	262	261
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	1,431	1,439
TOTAL PRIVATE SPONSOR			1,700
U.S. Government Agency - 7.6%
Fannie Mae sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	11,520	11,693
Series 2000-49 Class A, 8% 3/18/27	Aaa	6,787	7,061
Freddie Mac:
REMIC planned amortization class:
Series 13 Class PJ, 4.5% 8/25/20	Aaa	4,000	3,922
Series 1385 Class H, 6.5% 8/15/07	Aaa	10,000	10,169
Series 1919 Class A, 6.5% 11/15/21	Aaa	5,948	6,035
Series 2134 Class PC, 5.725% 4/15/11	Aaa	13,315	13,406
Series 2143 Class CH, 6% 2/15/19	Aaa	6,796	6,873
Collateralized Mortgage Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay:
Series 1815 Class B, 7% 1/15/21	Aaa	$ 5,727	$ 5,830
Series 2004 Class C, 6.5% 12/15/23	Aaa	12,366	12,574
Series 2053 Class A, 6.5% 10/15/23	Aaa	10,568	10,746
Series 2061 Class J, 6.5% 9/20/22	Aaa	9,341	9,490
Series 2070 Class A, 6% 8/15/24	Aaa	10,563	10,530
Series 2134 Class H, 6.5% 12/15/24	Aaa	15,944	16,168
Series 2166 Class AC, 6.5% 3/15/26	Aaa	11,135	11,267
Series 2284 Class C, 6.5% 2/15/29	Aaa	5,895	5,960
Series 2209 Class TA, 7.5% 1/15/27	Aaa	10,081	10,273
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	6,894	7,004
TOTAL U.S. GOVERNMENT AGENCY			159,001
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $157,335)			160,701
Commercial Mortgage Securities - 7.2%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (b)	Aaa	813	815
Asset Securitization Corp. Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	14,031	14,586
Bankers Trust II floater Series 1999-S1A Class D, 7.2475% 2/28/14 (b)(c)	Aa2	7,800	7,817
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	1,815	1,833
COMM floater Series 2000-FL3A Class C, 5.7825% 12/15/12 (c)	Aaa	7,600	7,593
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (b)	Aaa	6,458	6,472
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 6.125% 1/10/13 (b)(c)	Aa1	3,700	3,700
Class E, 6.1313% 1/10/13 (b)(c)	Baa1	9,300	9,299
sequential pay:
Series 1997-SPICE Class A, 6.653% 8/20/36 (b)	-	874	881
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.: - continued
sequential pay:
Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	$ 5,679	$ 5,954
Series 1998-C1, Class A1A, 6.26% 12/17/07	Aaa	6,622	6,728
Series 2000-FL1A Class A2, 7.11% 9/15/03 (c)(e)	Aaa	10,300	10,300
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1, 7.45% 8/10/09	Aaa	6,648	7,040
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 6.7063% 5/15/03 (b)(c)	Baa2	3,255	3,189
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	1,764	1,740
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aaa	3,321	3,327
GS Mortgage Trust II Series 2001-FL4 Class D, 6.365% 12/15/05 (c)	A2	8,997	8,997
Hilton Hotel Pool Trust sequential pay Series 2000-HLT Class A1, 7.055% 10/3/10	Aaa	4,374	4,529
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15	Aaa	3,522	3,631
Morgan Stanly Dean Witter Capital Trust sequential pay:
Series 2000-PRIN Class A1, 7.07% 4/23/06	Aaa	6,956	7,193
Series 2001-PPM Class A1, 5.98% 2/1/31	Aaa	7,841	7,894
Nationslink Funding Corp.:
Series 1998-2 Class A1, 6.001% 11/20/07	Aaa	6,856	6,900
Series 1999-A1 Class C, 7.03% 1/20/08	Aaa	8,169	8,404
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 5.9388% 2/15/34 (b)(c)	Baa2	7,610	7,498
Structured Asset Securities Corp. Series 1995-C1 Class E, 7.375% 9/25/24 (b)	BBB	2,792	2,833
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $148,278)			149,153
Complex Mortgage Securities - 0.3%

Interest Only - 0.3%
280 Park Avenue Trust Series 2001-280 Class X1, 1.0329% 2/3/16 (Cost $5,823)	Aaa	88,990	5,784
Foreign Government and Government Agency Obligations (d) - 1.5%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Ontario Province yankee 7.75% 6/4/02	Aa3	$ 23,900	$ 24,684
United Mexican States 8.5% 2/1/06	Baa3	6,450	6,611
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,530)			31,295
Supranational Obligations - 0.3%

African Development Bank 7.75% 12/15/01 (Cost $7,139)	Aa1	6,760	6,881
Commercial Paper - 0.4%

British Telecommunications PLC 4.8538% 10/9/01 (c) (Cost $8,193)	8,200	8,160
Cash Equivalents - 4.7%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $97,554)	$ 97,567	97,554
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,061,979)		2,078,687
NET OTHER ASSETS - 0.2%		4,081
NET ASSETS - 100%		$ 2,082,768
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $125,062,000 or 6.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class A2, 7.11% 9/15/03	12/20/00	$ 10,300
Other Information

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	74.0%	AAA, AA, A	68.3%
Baa	18.3%	BBB	19.1%
Ba	1.2%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.2%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $2,062,018,000. Net unrealized appreciation aggregated $16,669,000, of which $28,358,000 related to appreciated investment securities and $11,689,000 related to depreciated investment securities.

At April 30, 2001, the fund had a capital loss carryforward of approximately $246,615,000 of which $18,091,000, $94,824,000, $99,539,000, $10,379,000, $10,466,000, $8,450,000 and $4,866,000 will expire on April 30, 2002, 2003, 2004, 2005, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2003, 2004, 2005 and 2006, $15,607,000, $25,460,000, $4,138,000 and $2,203,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2001
Assets
Investment in securities, at value (including repurchase agreements of $97,554) (cost $2,061,979) - See accompanying schedule		$ 2,078,687
Cash		1
Receivable for investments sold		2,304
Receivable for fund shares sold		22,742
Interest receivable		27,555
Other receivables		5
Total assets		2,131,294
Liabilities
Payable for investments purchased	$ 38,871
Payable for fund shares redeemed	7,594
Distributions payable	1,004
Accrued management fee	735
Other payables and accrued expenses	322
Total liabilities		48,526
Net Assets		$ 2,082,768
Net Assets consist of:
Paid in capital		$ 2,313,043
Distributions in excess of net investment income		(104)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(246,881)
Net unrealized appreciation (depreciation) on investments		16,710
Net Assets, for 239,508 shares outstanding		$ 2,082,768
Net Asset Value, offering price and redemption price per share ($2,082,768 ÷ 239,508 shares)		$8.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2001
Investment Income Interest		$ 113,012
Security lending		26
Total Income		113,038
Expenses
Management fee	$ 7,078
Transfer agent fees	2,053
Accounting and security lending fees	349
Non-interested trustees' compensation	8
Custodian fees and expenses	54
Registration fees	169
Audit	45
Legal	7
Miscellaneous	5
Total expenses before reductions	9,768
Expense reductions	(82)	9,686
Net investment income		103,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		5,041
Change in net unrealized appreciation (depreciation) on investment securities		40,374
Net gain (loss)		45,415
Net increase (decrease) in net assets resulting from operations		$ 148,767

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2001	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 103,352	$ 74,815
Net realized gain (loss)	5,041	(14,730)
Change in net unrealized appreciation (depreciation)	40,374	(17,318)
Net increase (decrease) in net assets resulting from operations	148,767	42,767
Distributions to shareholders from net investment income	(102,495)	(73,596)
Share transactions Net proceeds from sales of shares	1,550,803	1,015,415
Net asset value of shares issued in exchange for the net assets of Spartan Short-Term Bond Fund	-	282,178
Reinvestment of distributions	90,373	64,786
Cost of shares redeemed	(948,207)	(961,335)
Net increase (decrease) in net assets resulting from share transactions	692,969	401,044
Total increase (decrease) in net assets	739,241	370,215
Net Assets
Beginning of period	1,343,527	973,312
End of period (including distributions in excess of net investment income of $104 and $2,210, respectively)	$ 2,082,768	$ 1,343,527
Other Information Shares
Sold	180,578	118,998
Issued in exchange for shares of Spartan Short-Term Bond Fund	-	32,926
Issued in reinvestment of distributions	10,511	7,602
Redeemed	(110,545)	(112,714)
Net increase (decrease)	80,544	46,812

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 8.450	$ 8.680	$ 8.700	$ 8.660	$ 8.720
Income from Investment Operations Net investment income B	.533	.507	.507	.546	.558
Net realized and unrealized gain (loss)	.246	(.238)	(.030)	.033	(.061)
Total from investment operations	.779	.269	.477	.579	.497
Less Distributions
From net investment income	(.529)	(.499)	(.497)	(.539)	(.552)
Return of capital	-	-	-	-	(.005)
Total distributions	(.529)	(.499)	(.497)	(.539)	(.557)
Net asset value, end of period	$ 8.700	$ 8.450	$ 8.680	$ 8.700	$ 8.660
Total Return A	9.49%	3.21%	5.62%	6.86%	5.86%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,083	$ 1,344	$ 973	$ 809	$ 922
Ratio of expenses to average net assets	.59%	.63% C	.66% C	.70%	.70%
Ratio of expenses to average net assets after expense reductions	.58% D	.62% D	.65% D	.70%	.70%
Ratio of net investment income to average net assets	6.23%	5.96%	5.83%	6.26%	6.41%
Portfolio turnover rate	84%	126% E	133%	117%	104%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2001

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective May 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Joint Trading Account - continued

accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,300,000 or .50% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,995,939,000 and $1,328,449,000, respectively, of which U.S. government and government agency obligations aggregated $981,229,000 and $821,819,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $17,783,000. The weighted average interest rate was 6.28%. Interest earned from the interfund lending program amounted to $25,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience

Annual Report

Notes to Financial Statements - continued

6. Security Lending - continued

delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $32,000 and $50,000, respectively, under these arrangements.

8. Merger Information.

On June 24, 1999, the fund acquired all of the assets and assumed all of the liabilities of Spartan Short-Term Bond Fund. The acquisition, which was approved by the shareholders of Spartan Short-Term Bond Fund on June 16, 1999, was accomplished by an exchange of 32,926,000 shares of the fund for the 31,705,000 shares then outstanding (each valued at $8.90) of Spartan Short-Term Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Short-Term Bond Fund's net assets, including $3,778,000 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,264,246,000.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at April 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 8, 2001

Annual Report

Distributions

A total of 14.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 16, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,706,738,995.33	92.152
Against	111,788,637.53	2.779
Abstain	203,887,886.98	5.069
TOTAL	4,022,415,519.84	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	3,623,237,560.14	90.076
Against	191,160,182.04	4.753
Abstain	208,017,777.66	5.171
TOTAL	4,022,415,519.84	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	3,902,875,632.86	97.028
Withheld	119,539,886.98	2.972
TOTAL	4,022,415,519.84	100.000
Ralph F. Cox
Affirmative	3,898,967,000.15	96.931
Withheld	123,448,519.69	3.069
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	3,898,566,273.64	96.921
Withheld	123,849,246.20	3.079
TOTAL	4,022,415,519.84	100.000
Robert M. Gates
Affirmative	3,901,704,510.77	96.999
Withheld	120,711,009.07	3.001
TOTAL	4,022,415,519.84	100.000
Abigail P. Johnson
Affirmative	3,892,757,203.64	96.777
Withheld	129,658,316.20	3.223
TOTAL	4,022,415,519.84	100.000
Edward C. Johnson 3d
Affirmative	3,897,632,468.44	96.898
Withheld	124,783,051.40	3.102
TOTAL	4,022,415,519.84	100.000
Donald J. Kirk
Affirmative	3,900,784,513.76	96.976
Withheld	121,631,006.08	3.024
TOTAL	4,022,415,519.84	100.000
Marie L. Knowles
Affirmative	3,905,969,168.92	97.105
Withheld	116,446,350.92	2.895
TOTAL	4,022,415,519.84	100.000
Ned C. Lautenbach
Affirmative	3,905,440,487.83	97.092
Withheld	116,975,032.01	2.908
TOTAL	4,022,415,519.84	100.000
Peter S. Lynch
Affirmative	3,907,348,014.23	97.139
Withheld	115,067,505.61	2.861
TOTAL	4,022,415,519.84	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	3,902,968,157.04	97.030
Withheld	119,447,362.80	2.970
TOTAL	4,022,415,519.84	100.000
William O. McCoy
Affirmative	3,903,532,613.92	97.044
Withheld	118,882,905.92	2.956
TOTAL	4,022,415,519.84	100.000
Robert C. Pozen
Affirmative	3,904,591,456.71	97.071
Withheld	117,824,063.13	2.929
TOTAL	4,022,415,519.84	100.000
William S. Stavropoulos
Affirmative	3,899,263,159.43	96.938
Withheld	123,152,360.41	3.062
TOTAL	4,022,415,519.84	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	896,141,935.14	89.682
Against	45,639,652.48	4.568
Abstain	57,456,919.88	5.750
TOTAL	999,238,507.50	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	884,743,118.85	88.542
Against	55,644,033.88	5.568
Abstain	58,851,354.77	5.890
TOTAL	999,238,507.50	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Andrew J. Dudley, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-ANN-0601 134800
1.703606.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com